UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: August 31, 2015

Item 1. Reports to Stockholders.

Annual Report
August 31, 2015

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this Report relates to the operations of VIDI for the fiscal year ended August 31, 2015.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident International Equity Index (the “Index”), developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to represent a risk-weighted portfolio that identifies countries outside the United States which promote human productivity, as measured by dozens of research metrics.  This research is integrated into a systematic, structured selection process that intends to result in a broader allocation among developed and emerging markets and to countries that exhibit higher principle expression.

For the fiscal year ended on August 31st, 2015 the Fund returned (18.98%) at its mid-market price and (17.60%) at the NAV.

The best performing security in the Fund during the period was Korea Aerospace Industries (047810 KS), gaining 76.28%.  The second best performing security in the Fund was Paddy Power PLC (PWL ID), up 74.17%. The third best performing security for the period was Nice Systems, Ltd. ADR (NICE), returning 62.81%.

The worst performing security in the Fund during the period was Cap SA (CAP CI), declining 78.42%. The second worst performing security was Petrobras – Petroleo Bras-PR (PETR4 BZ), down 75.37%. The third worst performing security was Grana Y Montero SAA (GRAMONC1 PE), declining 73.54%.

The Fund is comprised of securities from 35 countries.  The best performing country, measured by the securities in the Fund, was Ireland, up 25.08%.  The worst performing country was Columbia, down 52.80%.

VIDI made three quarterly distributions to shareholders during the fiscal period, in September 2014 and March and June 2015.

We appreciate your investment in the Vident International Equity Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Advisor to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

Thank you for your investment in the Vident Core U.S. Equity Fund (the “Fund” or “VUSE”). The information presented in this Report relates to the operations of VUSE for the fiscal year ended August 31, 2015.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Equity Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics.  This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges.  The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

For the fiscal year ended on August 31st, 2015 the Fund returned (3.39%) at its mid-market price and (3.70%) at the NAV.

The best performing security in the Fund during the period was AMN Healthcare Services Inc. (AHS), up 122.22%. The second best performing security was Cambrex Corp. (CBM), returning 119.57% for the period. The third best performing security for the period was Amedisys Inc. (AMED) higher by 108.56% for the period.

The worst performing security in the Fund during the period was Weight Watchers Intl. Inc. (WTW), returning (83.80%).  The second worst performing security was Cliffs Natural Resources Inc. (CLF), down 83.04%. The third worst performing security was Swift Energy Company (SFY), declining 81.23%.

VUSE continued making regular quarterly distributions to shareholders during the fiscal period.

We appreciate your investment in the Vident Core U.S. Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Advisor to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to the operations of VBND for the fiscal period ended August 31, 2015.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial.  It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For the fiscal period ended on August 31st, 2015 the Fund returned (0.06%) at its mid-market price and (0.08%) at the NAV.

In the fixed income market, yields on intermediate and long-maturity U.S. Treasury debt have generally fallen (prices higher).  Factors that supported the prices on U.S. government debt during this time period included: rising concerns about a slowing world economy, particularly China; the uncertain impact of a strengthening U.S. dollar on oil and on the domestic economy; lowered prospects for near-term inflation; and uncertainty over the future path of Federal Reserve interest rate movements.

Performance in the corporate bond market was uneven, with economic concerns leading to credit spread widening across many names.  In addition, high yield credit has registered three quarterly declines in the last 12 months, with weakness primarily driven by energy-related names.  These energy names have suffered alongside the slide in oil prices.  Treasury-Inflation Protection Securities (“TIPS”) underperformed nominal Treasury exposure over the period as real interest rates moved lower.

VBND made regular quarterly distributions to shareholders during the fiscal period.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Advisor to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedule of investments on pages 11-64.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the funds may diverge from that of the Index. Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the index. The Funds invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core US Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of US equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Strategy Index TM (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2015 (Unaudited)

Percentage of
Country	Net Assets
Australia	3.0%
Austria	1.8%
Belgium	2.8%
Brazil	2.1%
Canada	3.3%
Chile	2.7%
China	4.7%
Colombia	2.4%
France	1.7%
Germany	1.9%
Hong Kong	4.6%
India	3.0%
Indonesia	4.2%
Ireland	2.9%
Israel	2.6%
Italy	1.7%
Japan	5.7%
Malaysia	4.4%
Mexico	2.4%
Netherlands	1.6%
New Zealand	2.5%

Percentage of
Country	Net Assets
Peru	2.3%
Philippines	2.4%
Poland	2.0%
Republic of Korea	3.9%
Russian Federation	1.8%
Singapore	3.4%
South Africa	2.9%
Spain	1.6%
Sweden	2.1%
Switzerland	3.2%
Taiwan	4.2%
Thailand	3.0%
Turkey	2.0%
United Kingdom	2.3%
Investments Purchased
as Securities
Lending Collateral	2.1%
Short-term Investments	0.4%
Liabilities in excess
of other assets	-1.6%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	13.1%
Consumer Staples	8.9%
Energy	8.0%
Financials	19.1%
Healthcare	13.6%
Industrials	10.2%
Information Technology	18.7%
Materials	3.1%
Telecommunication Services	2.3%
Utilities	2.8%
Short-term Investments	0.1%
Other assets in excess of liabilities	0.1%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2015 (Unaudited)

Percentage of
Asset Type	Net Assets
Asset Backed Securities	0.1%
Corporate Bonds	22.9%
Mortgage Backed Securities – U.S. Government Agency Issue	38.6%
U.S. Government Notes/Bonds	37.9%
Short-term Investments	31.4%
Liabilities in excess of other assets	-30.9%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

Vident International Equity Index TR is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.

MSCI AC World Index ex USA – Net captures large, mid and small cap representation across 23 of 24 Developed Markets countries (excluding the United States) and 21 Emerging Markets countries.

		Since
Average Annual Returns	One	Inception
Period Ended August 31, 2015	Year	(10/29/13)
Vident International Equity Fund – NAV	-17.60%	-7.80%
Vident International Equity Fund – Market	-18.98%	-8.55%
Vident International Equity Index TR	-16.42%	-6.63%
MSCI AC World Index ex USA – Net	-12.35%	-4.06%

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

Vident Core U.S. Equity Index TR is a principles-based U.S. equity strategy that seeks to emphasize companies with high-quality leadership and governance standards and trading at attractive valuations.

MSCI USA IMI Index – Net is MSCI’s U.S.-based Investable Market Index, which includes over 2,400 large, mid and small-cap U.S. stocks.

		Since
Average Annual Returns	One	Inception
Period Ended August 31, 2015	Year	(01/21/14)
Vident Core U.S. Equity Fund – NAV	-3.70%	2.23%
Vident Core U.S. Equity Fund – Market	-3.39%	2.30%
Vident Core U.S. Equity Index TR	-3.71%	1.92%
MSCI USA IMI Index – Net	-0.23%	5.29%

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

Vident Core U.S. Bond Index TR utilizes a strategy based upon time-tested principles, which improves credit and duration risks through enhanced diversification and risk management.  The strategy applies a systematic, rules-based selection process that weights credit sectors according to the risks they pose, while also incorporating leadership and governance characteristics.

Citigroup U.S. Broad Investment-Grade Bond Index measures the value of the broad U.S. investment-grade bond market, including over 6,000 U.S. Treasury, government agency, corporate and mortgage-backed securities.  All bonds in this index must be investment grade (rated at least BBB- or Baa3), have a maturity of at least one year, and a total value outstanding of at least $200 million.

Cumulative Returns	Since Inception
Period Ended August 31, 2015	(10/15/14)
Vident Core U.S. Bond Strategy ETF – NAV	-0.08%
Vident Core U.S. Bond Strategy ETF – Market	-0.06%
Vident Core U.S. Bond Index TR	1.14%
Citigroup U.S. Broad Investment-Grade Bond Index	0.41%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015

Shares	Security Description	Value

COMMON STOCKS – 96.6%

	Australia – 3.0%
78,439	AGL Energy Ltd	$942,815
124,228	Amcor Ltd	1,212,938
251,936	Aurizon Holdings Ltd	889,277
145,773	BHP Billiton Ltd	2,612,148
149,590	Brambles Ltd	1,047,521
34,582	Commonwealth Bank of Australia	1,847,733
20,639	CSL Ltd	1,349,358
303,494	Insurance Australia Group Ltd	1,095,022
19,626	Macquarie Group Ltd	1,060,499
119,282	Origin Energy Ltd	701,165
1,360,561	South32 Ltd*	1,471,725
240,627	Sydney Airport	984,639
274,894	Telstra Corporation Ltd	1,128,772
140,381	Transurban Group	967,049
172,242	Westfield Corporation+	1,195,112
		18,505,773
	Austria – 1.8%
26,321	Andritz AG	1,261,777
81,919	BUWOG AG+	1,734,166
52,078	CA Immobilien Anlagen AG	969,797
61,066	Erste Group Bank AG*	1,819,680
446,771	IMMofINANZ AG*+	1,113,481
24,792	Oesterreichische Post AG	955,208
58,002	Raiffeisen Bank International AG*	785,596
31,520	Voestalpine AG	1,153,063
61,392	Wienerberger AG	1,093,296
		10,886,064
	Belgium – 2.8%
23,935	Ageas	980,337
21,346	Anheuser-Busch InBev NV	2,334,490
43,508	Colruyt SA	2,124,015
15,796	Delhaize Group SA	1,416,438
17,085	Groupe Bruxelles Lambert SA	1,327,651
20,843	KBC Groep NV	1,383,920
71,903	Proximus	2,589,605

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Belgium (Continued)
8,187	Solvay SA	$963,717
34,059	UCB SA	2,581,322
32,605	Umicore SA	1,304,529
		17,006,024
	Brazil – 1.8%
469,300	Ambex SA	2,478,071
305,000	BM&FBovespa SA	912,481
77,100	BRF SA	1,473,694
196,500	CCR SA	814,901
91,580	Cielo SA	968,160
233,600	Embraer SA	1,482,765
313,900	Petrol Brasileiros SA*	789,370
488,600	Tim Participacoes SA	1,178,843
51,700	Ultrapar Participacoes SA	912,357
		11,010,642
	Canada – 3.3%
32,548	Bank of Nova Scotia	1,489,845
19,348	Canadian National Railway Company	1,076,670
44,492	Canadian Natural Resources Ltd	1,002,727
5,815	Canadian Pacific Railway Ltd	844,625
26,723	Canadian Utilities Ltd	738,762
29,432	Enbridge, Inc.	1,216,341
2,211	Fairfax Financial Holdings Ltd	1,028,125
54,591	Goldcorp, Inc.	757,286
18,553	Intact Financial Corporation	1,284,015
67,730	Manulife Financial Corporation	1,100,690
40,041	National Bank of Canada	1,317,859
36,368	Pembina Pipeline Corporation+	1,008,994
42,215	Potash Corporation of Saskatchewan, Inc.	1,099,336
23,814	Royal Bank of Canada	1,327,545
48,066	Shaw Communications, Inc.+	965,631
45,404	Suncor Energy, Inc.	1,285,918
40,762	Toronto-Dominion Bank	1,626,018
31,662	TransCanada Corporation	1,104,656
		20,275,043

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Chile – 2.7%
3,214,854	Aguas Andinas SA	$1,666,006
23,773,048	Banco Santander Chile	1,149,075
484,205	Cencosud SA	984,385
98,742	Cia Cervecerias Unidas SA	1,094,090
3,795,760	Colbun SA	1,031,074
92,941,805	Corpbanca SA	867,083
920,600	Empresa Nacional de Electricidad SA	1,141,373
95,468	Empresa Nacional de Telecommunicaciones SA	893,475
443,340	Empresas CMPC SA	1,212,983
102,754	Empresas COPEC SA	1,004,553
5,530,464	Enersis SA	1,534,692
141,161	Latam Airlines Group SA*	789,978
253,422	SACI Falabella	1,564,416
101,234	Sociedad Quimica y Minera de CV	1,589,073
		16,522,256
	China – 4.7%
2,470,000	Agricultural Bank of China Ltd	997,555
10,621	Baidu, Inc. – ADR*	1,563,942
2,783,305	Bank of China Ltd	1,271,334
1,272,539	Bank of Communication Company Ltd	958,914
1,548,000	China Communications Services Corporation Ltd	569,261
2,142,000	China Construction Bank Corporation	1,506,300
1,701,000	China Everbright Bank Company Ltd	776,968
322,275	China Life Insurance Company Ltd	1,114,441
167,000	China Mengniu Dairy Company Ltd	583,957
497,000	China Merchants Bank Company Ltd	1,183,814
936,000	China Minsheng Banking Corporation Ltd	907,008
208,200	China Pacific Insurance Group Company Ltd	757,574
1,488,969	China Petroleum & Chemical Corporation	991,359
365,000	CITIC Securities Company Ltd	731,879
1,107,000	CNOOC Ltd	1,372,671
116,000	ENN Energy Holdings Ltd	591,970
413,200	Haitong Securities Company Ltd	596,070
85,000	Hengan International Group Company Ltd	834,091
2,508,000	Industrial & Commercial Bank of China	1,482,138
762,000	Jiangsu Expressway Company Ltd	900,629

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	China (Continued)
554,000	Jiangxi Copper Company Ltd	$699,823
844,000	Lenovo Group Ltd	692,620
55,991	Mindray Medical International Ltd – ADR	1,356,102
986,000	PetroChina Company Ltd	819,329
289,688	Ping An Insurance Group Company of China Ltd	1,418,528
185,600	Sands China Ltd	644,207
218,300	Shanghai Pharmaceuticals Holding Company Ltd	455,188
94,102	Tencent Holdings Ltd	1,600,331
402,000	Tingyi Cayman Island Holding Corporation	618,298
96,000	Tsingtao Brewery Company Ltd	471,945
345,480	ZTE Corporation	696,305
		29,164,551
	Colombia – 2.4%
175,052	Almacenes Exito SA	928,384
111,164	Banco Davivienda SA	862,498
167,946	Bancolombia SA	1,362,438
327,472	Cementos Argos SA	1,042,044
163,304	Corp Financiera Colombiana SA	1,960,974
3,391,656	Ecopetrol SA	1,770,998
208,494	Grupo Argos SA	1,133,046
164,517	Grupo de Inversiones	1,862,436
264,718	Grupo Nutresa SA	1,719,376
2,434,936	Isagen SA ESP	2,303,727
		14,945,921
	France – 1.7%
6,289	Air Liquide SA	754,059
21,524	Airbus Group NV	1,403,051
30,241	AXA SA	762,685
14,510	BNP Paribas SA	916,207
16,543	Cie de Saint-Gobain	760,460
10,508	Danone SA	653,131
38,688	Orange SA	611,697
5,255	Pernod Ricard SA	551,476
9,876	Publicis Groupe SA	703,948
13,909	Sanofi	1,376,151

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	France (Continued)
12,137	Schneider Electric SA	$767,185
22,149	Total SA	1,014,184
		10,274,234
	Germany – 1.9%
4,778	Allianz SE	762,689
11,894	BASF SE	958,567
9,652	Bayer AG	1,310,003
7,183	Bayerische Motoren Werke AG	662,724
11,992	Daimler AG	964,312
27,410	Deutsche Bank AG	808,167
18,374	Deutsche Post AG	506,282
52,474	Deutsche Telekom AG	897,678
14,279	Fresenius Medical Care AG & Company KGaA	1,092,937
13,544	Fresenius SE & Company KGaA	958,255
4,342	Linde AG	754,728
13,924	SAP SE	937,329
8,866	Siemens AG	880,084
		11,493,755
	Hong Kong – 4.4%
445,600	AIA Group Ltd	2,463,721
276,800	Bank of East Asia Ltd+	951,829
120,500	Beijing Enterprises Holdings Ltd	703,560
106,000	Cheung Kong Infrastructure Holdings Ltd	873,981
175,324	Cheung Kong Property Holdings Ltd	1,228,391
197,000	China Mobile Ltd	2,386,862
298,000	China Overseas Land & Investment Ltd	872,846
218,275	China Resources Enterprise Ltd	685,801
255,333	China Resources Land Ltd	637,175
588,000	China Unicom Hong Kong Ltd	772,361
131,324	CK Hutchison Holdings Ltd	1,750,411
123,000	CLP Holdings Ltd	1,018,116
156,000	Galaxy Entertainment Group Ltd	500,203
3,262,000	Hanergy Thin Film Power Group Ltd (a)*	105,225
312,000	Hang Lung Properties Ltd	704,512
133,820	Henderson Land Development Company Ltd	824,499

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Hong Kong (Continued)
529,200	Hong Kong & China Gas Company Ltd	$998,304
61,100	Hong Kong Exchanges and Clearing Ltd	1,436,432
825,333	New World Development Company Ltd	839,172
1,839,100	Noble Group Ltd	710,329
122,500	Power Assets Holdings Ltd	1,054,283
570,000	Sino Land Company Ltd	847,272
157,000	Sun Hung Kai Properties Ltd	1,989,329
277,000	Techtronic Industries Company Ltd	1,002,555
117,000	Wharf Holdings Ltd	660,480
171,000	Wheelock and Company Ltd	775,563
		26,793,212
	India – 1.8%
35,431	Axis Bank Ltd – GDR (Acquired 01/24/2014
	through 07/30/2015, Cost $946,636) (b)	1,367,637
212,495	ICICI Bank Ltd – ADR	1,852,956
149,313	Infosys Ltd – ADR	2,560,718
70,639	Larsen & Toubro Ltd (Acquired 10/31/2013
	through 07/31/2015, Cost $1,528,318) (b)	1,723,592
43,584	Mahindra & Mahindra Ltd (Acquired 10/31/2013
	through 07/31/2015, Cost $686,672) (b)	815,021
65,304	Reliance Industries Ltd (Acquired 11/08/2013
	through 07/30/2015, Cost $1,881,522) (c)	1,704,434
48,254	Tata Motors Ltd – ADR*	1,221,791
		11,246,149
	Indonesia – 4.2%
12,365,300	Adaro Energy Tbk PT	523,655
4,756,800	Astra International Tbk PT	2,005,982
2,877,100	Bank Central Asia Tbk PT	2,641,608
2,659,800	Bank Mandiri Persero Tbk PT	1,722,717
3,432,100	Bank Negara Indonesia Persero Tbk PT	1,209,174
2,910,100	Bank Rakyat Indonesia Persero Tbk PT	2,200,698
278,753	Gudang Garam Tbk PT	882,883
787,700	Indocement Tunggal Prakarsa Tbk PT	1,100,257
1,003,600	Indofood CBP Sukses Makmur Tbk PT	910,740
2,344,700	Indofood Sukses Makmur Tbk PT	884,478
2,130,000	Jasa Marga Persero Tbk PT	780,747

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Indonesia (Continued)
9,323,200	Kalbe Farma Tbk PT	$1,111,485
4,438,000	Perusahaan Gas Negara Persero Tbk PT	878,124
1,486,300	Semen Indonesia Persero Tbk PT	978,525
12,600,300	Telekomunikasi Indonesian Persero Tbk PT	2,573,869
2,737,000	Tower Bersama Infrustructure Tbk PT*	1,397,721
538,500	Unilever Indonesia Tbk PT	1,522,556
1,101,300	United Tractors Tbk PT	1,499,101
4,145,200	XL Axiata Tbk PT*	885,096
		25,709,416
	Ireland – 2.9%
24,110	Alkermes PLC*	1,435,992
3,296,176	Bank of Ireland*	1,313,070
81,851	CRH PLC	2,451,443
28,728	DCC PLC	2,141,992
67,564	Glanbia PLC	1,354,843
9,874	Jazz Pharmaceuticals PLC*	1,666,929
28,578	Kerry Group PLC	2,127,757
20,906	Paddy Power PLC	2,299,038
31,770	Ryanair Holdings PLC – ADR	2,317,621
33,177	Smurfit Kappa Group PLC	981,554
		18,090,239
	Israel – 2.6%
303,916	Bank Leumi Le-Israel BM*	1,108,219
666,281	Bezeq The Israeli Telecommunication Corporation Ltd	1,197,127
23,988	Check Point Software Technology Ltd*	1,871,304
20,966	Elbit Systems Ltd+	1,611,310
174,664	Israel Chemicals Ltd	983,621
631,504	Israel Discount Bank Ltd*	1,169,884
4,986,207	Isramco Negev 2 LP+	861,454
18,888	Mellanox Technologies Ltd*	763,831
84,592	Mizrahi Tefahot Bank Ltd	985,310
24,955	NICE-Systems Ltd	1,562,410
8,988	Taro Pharmaceutical Industries Ltd*	1,200,797
43,577	Teva Pharmaceutical Industries Ltd	2,853,795
		16,169,062

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Italy – 1.7%
41,868	Assicurazioni Generali SpA	$767,216
32,990	Atlantia SpA	883,287
222,725	Enel SpA	1,003,718
82,996	Eni SpA	1,362,545
434,428	Intesa Sanpaolo SpA	1,586,297
22,772	Luxottica Group SpA	1,543,431
145,826	Snam SpA	713,789
698,781	Telecom Italia SpA*+	849,217
132,520	Terna Rete Elettrica Nazionale SpA	618,025
192,533	UniCredit SpA	1,259,572
		10,587,097
	Japan – 5.7%
41,000	Ajinomoto Company, Inc.	903,464
194,000	Asahi Glass Company Ltd	1,153,743
52,763	Canon, Inc.	1,613,333
34,025	FUJIFILM Holdings Corporation	1,400,179
6,971	Hirose Electric Company Ltd	796,948
175,000	Hitachi Ltd	984,163
42,300	Honda Motor Company Ltd	1,334,228
24,925	Hoya Corporation	976,461
19,486	Kao Corporation	892,368
62,169	Kirin Holdings Company Ltd+	913,805
21,238	Kyocera Corporation	1,043,199
12,914	Lawson, Inc.	922,467
211,500	Marubeni Corporation	1,160,472
184,000	Mitsubishi Heavy Industries	879,363
231,227	Mitsubishi UFJ Financial Group, Inc.	1,526,001
717,569	Mizuho Financial Group, Inc.	1,472,012
28,704	Nippon Telephone and Telegraph Corporation	1,096,096
14,116	Oriental Land Company Ltd	779,067
184,717	Osaka Gas Company Ltd	750,539
28,772	Otsuka Holdings Company Ltd	981,454
21,740	Seven & I Holdings Company Ltd	948,609
18,967	Shin-etsu Chemical Company Ltd	1,043,979
112,900	Sumitomo Corporation	1,198,983
74,900	Sumitomo Electric Industries Ltd	1,029,887

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Japan (Continued)
33,682	Sumitomo Mitsui Financial Group Ltd	$1,379,119
28,100	Suzuki Motor Corporation+	957,141
23,686	Takeda Pharmaceutical Company Ltd	1,164,812
223,000	Tobu Railway Company Ltd	995,117
128,000	Tokyo Gas Company Ltd	700,313
54,800	Toyota Motor Corporation	3,250,890
40,700	Toyota Tsusho Corporation	937,978
		35,186,190
	Malaysia – 4.4%
774,000	AMMB Holdings Bhd	866,143
1,053,200	Axiata Group Bhd	1,539,678
76,800	British American Tobacco Malaysia Bhd	1,137,006
1,233,000	CIMB Group Holdings Bhd	1,467,857
744,000	DiGi.com Bhd	926,457
778,400	Gamuda Bhd	804,347
416,700	Genting Bhd	679,618
1,209,200	Genting Malaysia Bhd	1,140,103
671,500	IHH Healthcare Bhd	935,304
695,700	IJM Corporation Bhd	1,043,550
850,900	IOI Corporation Bhd	810,381
167,500	Kuala Lumpur Kepong Bhd	830,321
1,106,820	Malayan Banking Bhd	2,308,510
627,000	Malaysia Airports Holdings Bhd	644,914
745,200	Maxis Bhd	1,165,706
171,800	Petronas Gas Bhd	872,089
470,940	Public Bank Bhd	2,018,314
616,700	RHB Capital Bhd	951,480
1,237,100	SapuraKencana Petroleum Bhd	506,622
954,900	Sime Darby Bhd	1,693,811
649,500	Telekom Malaysia Bhd	1,003,632
568,000	Tenaga Nasional Bhd	1,511,962
2,354,400	UEM Sunrise Bhd	473,683
379,791	UMW Holdings Bhd	768,625
2,478,800	YTL Corporation Bhd	920,697
		27,020,810

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Mexico – 2.1%
587,574	Alfa SAB De CV	$1,173,196
2,399,600	America Movil SAB de CV	2,195,980
146,700	Arca Continental SAB de CV	848,885
109,800	Coca-Cola Femsa SAB de CV	787,893
290,000	Grupo Bimbo SAB de CV*	749,832
293,200	Grupo Financiero Banorte SAB de CV	1,403,548
389,000	Grupo Financiero Inbursa SAB de CV	821,643
598,800	Grupo Mexico SAB de CV	1,518,885
449,900	Kimberly-Clark de Mexico SAB de CV	1,009,247
82,100	Promotora y Operadora de Infraestructura SAB de CV*	876,736
650,400	Wal-Mart de Mexico SAB de CV	1,568,800
		12,954,645
	Netherlands – 1.6%
13,745	Akzo Nobel NV	930,677
11,740	ASML Holding NV	1,076,051
63,177	Fiat Chrysler Automobiles NV*	889,008
11,981	Heineken NV	947,832
95,123	ING Groep NV	1,456,493
50,343	Koninklijke Ahold NV	995,110
330,030	Koninklijke KPN NV	1,285,826
38,603	Koninklijke Philips NV	992,853
53,022	Royal Dutch Shell PLC	1,388,443
		9,962,293
	New Zealand – 2.5%
511,628	Auckland International Airport Ltd	1,605,141
482,386	Contact Energy Ltd	1,586,776
555,425	Fisher & Paykel Healthcare Corporation	2,552,213
340,746	Fletcher Building Ltd	1,554,951
674,223	Mighty River Power NPV	1,183,687
199,719	Ryman Healthcare Ltd	968,355
277,975	SKY Network Television Ltd	893,238
404,879	SKYCITY Entertainment Group Ltd	995,659
896,990	Spark New Zealand Ltd	1,921,577
454,321	Trade Me Group Ltd+	1,007,823
350,035	Z Energy Ltd	1,284,528
		15,553,948

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Peru – 2.3%
1,064,107	Alicorp SAA*	$1,528,724
757,309	Cementos Pacasmayo SAA	952,266
20,290	Credicorp Ltd	2,231,494
2,796,126	Ferreycorp SAA	1,114,390
1,002,648	Grana y Montero SA	867,356
191,949	InRetail Peru Corporation (Acquired 01/29/2015
	through 07/31/2015, Cost $2,899,879)* (c)	2,284,193
96,140	Intercorp Financial Services, Inc. (Acquired 10/31/2013
	through 07/31/2015, Cost $2,965,578) (b)	2,403,500
2,404,933	Minsur SA	676,138
1,551,303	Union Andina de Cementos SAA	958,556
8,454,417	Volcan Cia Minera SAA	1,094,432
		14,111,049
	Philippines – 2.4%
72,640	Ayala Corporation	1,146,947
1,664,300	Ayala Land Inc.	1,280,094
570,181	BDO Unibank, Inc.	1,201,601
5,397,800	Energy Development Corporation	692,914
39,525	GT Capital Holdings, Inc.	1,073,957
496,220	International Container Terminal Services, Inc.	986,813
897,860	JG Summit Holdings, Inc.	1,363,887
10,377,043	Metro Pacific Investments Corporation	1,110,082
31,026	Philippine Long Distance Telephone Company	1,671,448
320,516	Security Bank Corporation	904,494
73,850	SM Investments Corporation	1,387,255
2,280,800	SM Prime Holdings, Inc.	951,553
269,860	Universal Robina Corporation	1,120,086
		14,891,131
	Poland – 2.0%
80,870	Asseco Poland SA	1,122,043
27,278	Bank Pekao SA	1,162,726
11,387	Bank Zachodni WBK SA*	913,746
128,216	Cyfrowy Polsat SA*	768,084
34,568	KGHM Polska Miedz SA	718,925
48,398	Lubelski Wegiel Bogdanka SA+	599,215
525,255	Orange Polska SA	987,648

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Poland (Continued)
197,284	PGE Polska Grupa Energetyczna SA	$815,584
57,633	Polski Koncern Naftowy Orlen SA+	1,126,881
579,447	Polskie Gornictwo Naftowe i Gazownictwo SA	1,041,975
185,257	Powszechna Kasa Oszczednosci Bank Polski SA+	1,459,114
10,510	Powszechny Zaklad Ubezpieczen SA	1,199,091
645,947	Tauron Polska Energia SA	598,741
		12,513,773
	Republic of Korea – 3.9%
2,826	Amorepacific Corporation	904,368
12,060	Celltrion, Inc.*	723,957
10,218	Coway Company Ltd	729,147
2,936	E-Mart Company Ltd	567,217
31,981	Hana Financial Group, Inc.	735,475
21,426	Hankook Tire Company Ltd	669,364
5,393	Hyundai Mobis Company Ltd	941,581
8,214	Hyundai Motor Company	1,034,780
19,856	Kangwon Land, Inc.	714,329
41,616	KB Financial Group, Inc.	1,259,651
22,386	Kia Motors Corporation	921,749
11,196	Korea Aerospace Industries Ltd	873,719
23,747	Korea Electric Power Corporation	963,734
39,912	KT Corporation*	973,546
11,723	KT&G Corporation	1,095,237
18,246	LG Electronics, Inc.	686,491
1,719	NAVER Corporation	720,156
8,564	POSCO	1,375,743
19,704	Samsung C&T Corporation (e)	801,321
2,787	Samsung Electronics Company Ltd	2,566,090
3,545	Samsung Fire & Marine Insurance Company Ltd	807,759
11,148	Samsung Life Insurance Company Ltd	926,526
29,891	Shinhan Financial Group Company Ltd	999,526
34,482	SK Hynix, Inc.	1,043,716
4,136	SK Telecom Company Ltd	853,252
		23,888,434

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Russian Federation – 1.8%
381,798	Gazprom OAO	$1,683,729
36,383	LUKOIL OAO	1,372,367
16,706	Magnit PJSC (Acquired 01/27/2014
	through 06/17/2015, Cost $965,571) (b)	835,216
120,741	MMC Norilsk Nickel OJSC	1,911,934
11,935	NovaTek OAO (Acquired 04/24/2014
	through 06/17/2015, Cost $893,449) (b)	1,143,373
213,596	Sberbank of Russia	1,035,941
263,718	Surgutneftegas OAO	1,376,608
26,962	Tatneft OAO	765,990
73,343	Yandex NV*	894,785
		11,019,943
	Singapore – 3.0%
18,367	Avago Technologies Ltd	2,313,691
367,500	CapitaLand Ltd	734,453
544,300	ComfortDelGro Corporation Ltd	1,083,933
107,000	DBS Group Holdings Ltd	1,346,742
997,300	Genting Singapore PLC+	544,220
425,900	Global Logistic Properties Ltd	670,067
3,179,800	Golden Agri-Resources Ltd	709,852
1,514,700	Hutchison Port Holdings Trust	795,217
190,200	Keppel Corporation Ltd	921,986
214,000	Oversea-Chinese Banking Corporation Ltd	1,354,325
309,200	Sembcorp Industries Ltd	749,416
91,300	Singapore Airlines Ltd	641,860
191,100	Singapore Exchange Ltd	983,229
489,600	Singapore Press Holdings Ltd+	1,367,084
400,400	Singapore Technologies Engineering Ltd	871,144
845,700	Singapore Telecommunications Ltd	2,241,535
82,200	United Overseas Bank Ltd	1,128,972
		18,457,726
	South Africa – 2.9%
158,077	AngloGold Ashanti Ltd*	1,273,066
30,667	Aspen Pharmacare Holdings Ltd	792,129
64,452	Barclays Africa Group Ltd+	844,574

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	South Africa (Continued)
37,382	Bidvest Group Ltd	$899,019
461,184	Gold Fields Ltd	1,481,267
290,300	Life Healthcare Group Holdings Ltd	833,235
91,163	MTN Group Ltd+	1,216,662
19,050	Naspers Ltd	2,469,576
40,519	Nedbank Group Ltd+	721,083
274,128	Netcare Ltd	824,029
51,793	Remgro Ltd	988,118
193,706	Sanlam Ltd	931,853
43,536	Sasol Ltd	1,395,073
96,977	Standard Bank Group Ltd	1,068,636
239,126	Steinhoff International Holdings	1,432,937
115,225	Woolworths Holdings Ltd	864,612
		18,035,869
	Spain – 1.6%
40,715	Amadeus IT Holding SA	1,704,625
129,528	Banco Bilbao Vizcaya Argentari SA	1,201,021
320,034	Banco de Sabadell SA	682,337
164,101	Banco Popular Espanol SA	703,619
238,376	Banco Santander SA	1,460,510
143,634	Iberdrola SA	975,934
33,865	Industria de Diseno Textil SA	1,130,163
45,212	Repsol SA	647,118
106,773	Telefonica SA	1,508,469
		10,013,796
	Sweden – 2.1%
49,106	Assa Abloy AB	940,241
37,922	Atlas Copco AB	956,337
36,317	Hennes & Mauritz AB	1,397,600
20,649	Hexagon AB	665,373
26,360	Investment AB Kinnevik	745,092
24,501	Investor AB	882,395
99,462	Nordea Bank AB	1,177,190
33,770	Skanska AB	662,157
44,385	SKF AB	848,799

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Sweden (Continued)
53,188	Svenska Handelsbanken AB	$794,742
34,870	Swedbank AB	796,581
148,827	Telefonaktiebolaget LM Ericsson	1,451,177
172,677	TeliaSonera AB	974,546
81,249	Volvo AB	883,892
		13,176,122
	Switzerland – 3.2%
80,947	ABB Ltd	1,563,421
18,867	Cie Financiere Richemont SA	1,412,122
67,697	Credit Suisse Group AG	1,817,346
35,709	Nestle SA	2,633,892
26,067	Novartis AG	2,553,711
3,667	Swatch Group AG	1,404,738
21,748	Swiss Re AG	1,868,485
5,930	Syngenta AG	2,055,087
99,573	UBS Group AG	2,063,257
7,266	Zurich Insurance Group AG	1,997,182
		19,369,241
	Taiwan – 4.2%
2,004,000	Asia Pacific Telecom Company Ltd*	547,564
857,450	Cathay Financial Holding Company Ltd	1,235,997
1,869,960	China Steel Corporation	1,120,735
394,953	Chunghwa Telecom Company Ltd	1,199,329
236,000	Delta Electronics, Inc.	1,182,321
1,265,000	Eva Airways Corporation*	763,992
3,140,009	First Financial Holding Company Ltd	1,520,013
493,000	Formosa Chemicals & Fibre Corporation	1,054,610
565,000	Formosa Plastic Corporation	1,245,098
697,000	Fubon Financial Holding Company Ltd	1,197,513
799,200	Hon Hai Precision Industry Company Ltd	2,272,129
115,142	MediaTek, Inc.	888,267
586,000	Nan Ya Plastics Corporation	1,068,042
754,566	Pou Chen Corporation	1,219,885
128,000	President Chain Store Corporation	855,668
946,000	Siliconware Precision Industries Company Ltd	1,163,019

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Taiwan (Continued)
2,902,804	Taiwan Cooperative Financial Holdings Company Ltd	$1,231,212
440,000	Taiwan Mobile Company Ltd	1,322,596
770,000	Taiwan Semiconductor Manufacturing Company Ltd	3,052,926
1,044,686	Teco Electric & Machinery Company Ltd	786,661
676,640	Uni-President Enterprises Corporation	1,206,206
		26,133,783
	Thailand – 3.0%
102,600	Advanced Info Service PCL	681,233
65,700	Airports of Thailand PCL	505,878
201,700	Bangkok Bank PCL+	925,642
1,213,300	Bangkok Dusit Medical Services PCL	660,046
717,200	Banpu PCL	412,172
449,500	BEC World PCL	463,984
66,800	Big C Supercenter PCL	369,921
457,100	BTS Group Holdings PCL	124,333
143,600	Bumrungrad Hospital PCL	925,418
549,700	Central Pattana PCL	690,096
1,070,300	Charoen Pokphand Foods PCL	567,323
514,100	CP ALL PCL	731,458
373,742	Delta Electronics Thailand PCL	907,115
273,542	Intouch Holdings PCL	587,606
252,700	Kasikornbank PCL	1,272,489
1,282,600	Krung Thai Bank PCL	651,229
3,021,060	Land & Houses PCL+	657,393
350,100	Minor International PLC+	258,827
345,000	PTT Exploration & Production PCL	765,170
437,500	PTT Global Chemical PCL	732,320
159,597	PTT PCL	1,193,249
79,500	Siam Cement PCL	1,064,584
263,700	Siam Commercial Bank PCL	1,044,648
2,296,600	Thai Beverage PLC	1,155,583
1,013,500	Thai Union Frozen Products PCL	491,977
1,977,200	True Corporation PCL*	535,049
		18,374,743

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Turkey – 1.9%
417,577	Akbank TAS	$978,551
124,084	Anadolu Efes Biracilik Ve Malt Sanayii AS+	925,205
60,720	BIM Birlesik Magazalar AS	1,052,580
550,853	Enka Insaat ve Sanayi AS+	940,707
556,645	Eregli Demir ve Celik Fabrikal TAS	757,418
215,009	Haci Omer Sabanci Holding AS	642,744
39,702	Tupras Turkiye Petrol Rafineri AS*	1,024,506
271,500	Turk Hava Yollari AO*	750,979
311,762	Turkcell Iletisim Hizmetleri AS	1,221,210
499,840	Turkiye Garanti Bankasi AS	1,267,505
209,955	Turkiye Halk Bankasi AS	804,384
451,846	Turkiye Is Bankasi	756,104
408,645	Yapi ve Kredi Bankasi AS+	504,084
		11,625,977
	United Kingdom – 2.3%
20,120	British American Tobacco PLC	1,074,108
150,847	Centrica PLC	562,945
47,230	Compass Group PLC	750,108
38,820	Diageo PLC	1,030,546
279,382	Legal & General Group PLC	1,083,351
67,362	National Grid PLC	889,057
12,500	Next PLC	1,523,946
62,116	RELX NV	957,373
70,190	RELX PLC	1,125,530
45,224	Rio Tinto Ltd	1,618,511
33,051	SSE PLC	746,041
42,313	Unilever NV	1,696,746
7,342	Unilever PLC	295,514
47,039	WPP PLC	975,167
		14,328,943
	TOTAL COMMON STOCKS
	(Cost $663,448,548)	595,297,854

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

EXCHANGE TRADED NOTES – 1.2%

	India – 1.2%
110,609	iPath MSCI India Index ETN*	$7,191,808
	TOTAL EXCHANGE TRADED NOTES
	(Cost $6,808,525)	7,191,808

PREFERRED STOCKS – 0.3%

	Brazil – 0.3%
177,612	Itau Unibanco Holdings SA	1,302,712
223,300	Vale SA	873,706
		2,176,418
	TOTAL PREFERRED STOCKS (Cost $3,572,319)	2,176,418

REAL ESTATE INVESTMENT TRUSTS – 1.0%

	Hong Kong – 0.2%
249,000	Link Real Estate Investment Trust	1,320,495

	Mexico – 0.3%
669,600	Fibra Uno Administracion SA de CV	1,439,173

	Singapore – 0.4%
436,800	Ascendas Real Estate Investment	690,311
732,378	CapitaLand Commercial Trust	690,311
502,300	CapitaLand Mall Trust	683,474
496,600	Suntec Real Estate Investment Trust+	538,463
		2,602,559
	Turkey – 0.1%
871,334	Emlak Konut Gayrimenkul Yatirim Ortakligi AS+	745,497
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $7,441,173)	6,107,724

RIGHTS – 0.0%^

	Australia – 0.0%^
1,542	Commonwealth Bank of Australia	3,896

	Taiwan – 0.0%^
405,108	First Financial Holding Company Ltd (a)	—
	TOTAL RIGHTS (Cost $55,857)	3,896

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%
2,735,497	Short Term Investment Trust
	Liquid Assets Portfolio, 0.12% (d)	$2,735,497
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,735,497)	2,735,497

Principal
Amount

INVESTMENTS PURCHASED AS
SECURITIES LENDING COLLATERAL – 2.1%#

	Government Agency
	Repurchase Agreements – 2.1%
$1,940,885	Citigroup Global Markets, Inc. – 0.150%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $1,940,893 (collateralized
	by various government agency obligations:
	Total Value $1,979,703)	1,940,885
1,940,885	HSBC Securities USA, Inc. – 0.120%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $1,940,891 (collateralized
	by various government agency obligations:
	Total Value $1,979,706)	1,940,885
3,011,607	Mizuho Securities USA, Inc. – 0.150%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $3,011,619 (collateralized
	by various government agency obligations:
	Total Value $3,071,839)	3,011,607
3,011,607	Morgan, Stanley & Company LLC – 0.110%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $3,011,616 (collateralized
	by various government agency obligations:
	Total Value $3,071,839)	3,011,607
3,011,607	RBC Capital Markets LLC – 0.120%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $3,011,617 (collateralized
	by various government agency obligations:
	Total Value $3,071,839)	3,011,607
		12,916,591

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value
	Government Notes & Bonds
	Repurchase Agreements – 0.0%^
22,533	Royal Bank of Scotland PLC – 0.130%,
	dated 08/31/2015, matures 09/01/2015,
	repurchase price $22,533 (collateralized by
	various government agency obligations:
	Total Value $22,984)	$22,533
		22,533
	TOTAL INVESTMENTS PURCHASED AS
	SECURITIES LENDING COLLATERAL
	(Cost $12,939,124)	12,939,124
	TOTAL INVESTMENTS – 101.6%
	(Cost $697,001,043)	626,452,321
	Liabilities in Excess of Other Assets – (1.6%)	(10,041,931)
	NET ASSETS – 100.0%	$616,410,390

(a)
As of August 31, 2015, the Fund has fair valued this securities.  These securities are deemed illiquid according to the Fund's liquidity guidelines.  The total value of these securities was $105,225 or 0.0% of net assets.

(b)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $8,288,339.

(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. The value of those securities total $3,988,627.

(d)	Annualized seven-day yield as of August 31, 2015.
(e)	As of August 31, 2015, the Fund has fair valued this security. This security is deemed liquid according to the Fund’s liquidity guidelines.
*	Non-income producing security.
+	All or a portion of this security is out on loan as of August 31, 2015. Total value of securities out on loan is $13,096,570. See Note 4.
#
Investments purchased with cash proceeds from securities lending.  As of August 31, 2015, total cash collateral has a value of $12,939,124 and total non-cash collateral has a value of $1,020,732.  See Note 4.

^	Less than 0.05%.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015

Shares	Security Description	Value

COMMON STOCKS – 93.6%

	Consumer Discretionary – 13.1%
17,174	Aarons, Inc.	$646,601
26,312	Abercrombie & Fitch Company	522,556
23,328	American Axle & Manufacturing Holdings, Inc.*	471,226
44,814	Apollo Education Group, Inc.*	497,884
55,775	Ascena Retail Group, Inc.*	673,199
10,679	Bed Bath & Beyond, Inc.*	663,273
17,374	Best Buy, Inc.	638,321
13,779	Buckle, Inc.	581,474
19,618	Caleres, Inc.	653,279
12,510	Capella Education Company	609,863
41,431	Chico’s FAS, Inc.	617,736
19,291	Coach, Inc.	583,553
11,365	Comcast Corporation	640,190
14,293	Cooper-Standard Holding, Inc.*	820,704
24,312	Dana Holding Corporation	426,432
7,865	Deckers Outdoor Corporation*	506,427
6,696	Delphi Automotive PLC	505,682
21,360	DeVry Education Group, Inc.	558,778
13,273	Dick’s Sporting Goods, Inc.	665,375
18,922	DSW, Inc.	561,794
19,212	Ethan Allen Interiors, Inc.	571,557
33,592	Express, Inc.*	685,277
26,991	Finish Line, Inc.	711,753
8,190	Fossil Group, Inc.*	504,340
60,412	Francesca’s Holdings Corporation*	679,031
16,069	GameStop Corporation	682,611
15,197	Garmin Ltd	571,559
18,834	General Motors Company	554,473
7,792	Genuine Parts Company	650,554
16,408	Goodyear Tire & Rubber Co.	488,466
1,116	Graham Holdings Company	738,301
13,541	Grand Canyon Education, Inc.*	500,475
19,195	H&R Block, Inc.	653,014
26,141	Haverty Furniture Companies, Inc.	604,119
15,716	Hibbett Sports, Inc.*	620,782
21,191	Installed Building Products, Inc.*	566,224

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
102,571	International Game Technology PLC	$1,741,656
30,664	Interval Leisure Group, Inc.	615,120
32,768	Isle of Capri Casinos, Inc.*	604,897
13,361	John Wiley & Sons, Inc.	688,893
12,124	Johnson Controls, Inc.	498,781
44,708	K12, Inc.*	591,040
29,698	Lands’ End, Inc.*	755,517
10,419	Las Vegas Sands Corporation	481,670
19,019	La-Z-Boy, Inc.	525,115
5,623	Lear Corporation	577,988
28,649	Lumber Liquidators Holdings, Inc.*	432,886
31,562	Mattel, Inc.	739,498
13,522	Meredith Corporation	638,509
13,896	Michael Kors Holdings Ltd*	603,920
51,197	Modine Manufacturing Company*	454,629
12,254	Murphy USA, Inc.*	626,302
39,484	New Media Investment Group, Inc.	589,101
47,387	News Corporation*	645,885
61,352	Office Depot, Inc.*	486,521
7,518	Outerwall, Inc.	463,109
46,433	Pep Boys – Manny, Moe & Jack*	561,839
45,279	Pier 1 Imports, Inc.	460,940
4,873	Ralph Lauren Corporation	541,829
46,615	Regis Corporation*	505,307
37,433	Remy International, Inc.	1,096,787
23,648	Rent-A-Center, Inc.	635,895
37,357	Ruth’s Hospitality Group, Inc.	600,701
14,866	Scholastic Corporation	642,360
11,894	Scripps Networks Interactive, Inc.	631,452
44,409	SeaWorld Entertainment, Inc.	790,480
18,997	Select Comfort Corporation*	462,577
24,091	Shoe Carnival, Inc.	623,957
41,341	Smith & Wesson Holding Corporation*	747,445
33,363	Stage Stores, Inc.	358,319
14,437	Standard Motor Products, Inc.	511,070
13,890	Starz*	522,403

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
12,779	Steiner Leisure Ltd*	$813,639
12,093	Sturm, Ruger & Company, Inc.	760,529
10,411	Target Corporation	809,039
9,609	Tenneco, Inc.*	452,103
11,936	The Childrens Place, Inc.	715,205
16,529	The Gap, Inc.	542,316
11,161	Thor Industries, Inc.	609,167
18,795	Tower International, Inc.*	459,538
22,925	Travelcenters of America LLC*	270,286
11,308	Tupperware Brands Corporation	579,309
19,806	Urban Outfitters, Inc.*	611,213
5,912	Visteon Corporation*	589,190
28,052	Winnebago Industries, Inc.	574,505
20,392	Zumiez, Inc.*	475,338
		52,342,658
	Consumer Staples – 8.9%
31,230	Archer-Daniels-Midland Company	1,405,038
304,705	Avon Products, Inc.	1,581,419
26,785	Bunge Ltd	1,940,573
23,197	Cal-Maine Foods, Inc.	1,232,225
34,885	Coca-Cola Enterprises, Inc.	1,796,229
108,566	Darling Ingredients, Inc.*	1,393,987
72,312	Dean Foods Company	1,190,256
44,050	Fresh Del Monte Produce, Inc.	1,743,939
55,839	Fresh Market, Inc.*	1,202,214
16,557	Herbalife Ltd*	953,186
42,820	Ingles Markets, Inc.	2,128,154
18,463	Ingredion, Inc.	1,594,095
35,634	Inter Parfums, Inc.	915,794
25,817	Nu Skin Enterprises, Inc.	1,179,321
33,550	Revlon, Inc.*	1,118,557
24,069	Sanderson Farms, Inc.	1,661,724
550	Seaboard Corporation*	1,826,132
51,096	SpartanNash Company	1,446,017
147,935	SUPERVALU, Inc.*	1,218,984
51,711	Tyson Foods, Inc.	2,186,341

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Staples (Continued)
26,018	Universal Corporation	$1,280,346
6,766	USANA Health Sciences, Inc.*	991,151
59,336	Wal-Mart Stores, Inc.	3,840,819
		35,826,501
	Energy – 8.0%
40,289	Alliance Holdings GP LP	1,442,749
49,074	Alliance Resource Partners LP	1,255,313
36,296	Alon USA Energy, Inc.	672,928
38,853	Alon USA Partners LP	1,010,178
14,427	Apache Corporation	652,678
31,994	Atwood Oceanics, Inc.	611,405
13,150	Cameron International Corporation*	877,894
9,369	Clayton Williams Energy, Inc.*	476,695
110,438	Crestwood Midstream Partners LP	862,521
46,307	CSI Compressco LP	709,886
69,123	CVR Refining LP	1,320,249
123,639	Denbury Resources, Inc.	536,593
10,761	Dril-quip, Inc.*	741,863
12,914	Emerge Energy Services LP	230,902
85,247	Enable Midstream Partners LP	1,323,033
34,903	EP Energy Corporation*	247,462
23,060	FMC Technologies, Inc.*	802,027
34,490	Forum Energy Technologies, Inc.*	542,183
49,498	Frank’s International NV	807,312
19,748	Green Plains, Inc.	419,843
13,723	Halliburton Company	540,000
64,314	Helix Energy Solutions Group, Inc.*	446,982
9,008	Helmerich & Payne, Inc.	531,562
11,163	Hess Corporation	663,640
28,022	Hornbeck Offshore Services, Inc.*	553,435
82,770	Linn Energy LLC	290,523
27,944	Marathon Oil Corporation	483,152
15,391	Marathon Petroleum Corporation	728,148
114,363	McDermott International, Inc.*	580,964
24,309	Murphy Oil Corporation	753,579
18,457	National Oilwell Varco, Inc.	781,285

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Energy (Continued)
71,111	Newpark Resources, Inc.*	$521,244
44,968	Noble Corporation PLC	585,483
40,256	Northern Tier Energy LP	1,038,605
34,782	Oasis Petroleum, Inc.*	388,167
20,292	Oceaneering International, Inc.	889,195
26,024	Patterson-UTI Energy, Inc.	423,671
9,708	PDC Energy, Inc.*	545,395
47,113	QEP Resources, Inc.	661,467
35,103	RPC, Inc.	407,897
12,444	SM Energy Company	456,695
39,261	Stone Energy Corporation*	222,610
24,152	Superior Energy Services, Inc.	384,258
32,546	Tidewater, Inc.	583,550
24,521	Unit Corporation*	372,719
14,924	U.S. Silica Holdings, Inc.	299,972
14,527	Valero Energy Corporation	862,032
44,680	Weatherford International PLC*	453,502
13,978	Western Refining, Inc.	601,334
55,160	WPX Energy, Inc.*	403,220
		31,998,000
	Financials – 12.9%
5,646	ACE Ltd	576,795
1,316	Alleghany Corporation*	618,244
17,338	Allied World Assurance Company Holdings AG	692,480
23,004	Ally Financial, Inc.*	502,867
16,385	American Equity Investment Life Holding Company	397,500
8,274	American Financial Group, Inc.	571,402
6,277	American National Insurance Company	623,243
11,281	Arch Capital Group Ltd*	770,267
11,481	Argo Group International Holdings Ltd	642,706
14,136	Aspen Insurance Holdings Ltd	648,984
22,517	Associated Banc-Corporation	413,412
7,457	Assurant, Inc.	554,428
14,132	Assured Guaranty Ltd	356,974
35,846	Astoria Financial Corporation	579,630
12,041	Axis Capital Holdings Ltd	674,296

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
20,574	Bank Of America Corporation	$336,179
8,477	BB&T Corporation	312,954
28,968	BBCN Bancorp, Inc.	421,484
66,422	Beneficial Bancorp, Inc.*	826,290
53,563	Brookline Bancorp, Inc.	565,090
4,914	Capital One Financial Corporation	382,064
70,957	Capitol Federal Financial, Inc.	855,032
14,055	Chemical Financial Corporation	448,917
11,232	Cincinnati Financial Corporation	587,771
6,921	Citigroup, Inc.	370,135
10,190	City Holding Company	485,248
13,471	CNA Financial Corporation	484,687
19,234	CNO Financial Group, Inc.	344,096
9,469	Comerica, Inc.	416,636
41,597	Compass Diversified Holdings	694,670
89,594	Cowen Group, Inc.*	473,952
32,670	Dime Community Bancshares, Inc.	556,370
53,378	Ellington Financial LLC	967,209
23,303	Employers Holdings, Inc.	513,831
10,676	Encore Capital Group, Inc.*	433,766
9,820	Endurance Specialty Holdings Ltd.	626,025
3,782	Everest Re Group Ltd	664,913
8,924	FBL Financial Group, Inc.	509,025
21,378	Fifth Third Bancorp	425,850
68,097	First Bancorp*	273,069
47,147	First Commonwealth Financial Corporation	417,251
26,265	First Financial Bancorp.	484,327
19,988	First Interstate BancSystem, Inc.	533,280
22,825	First Midwest Bancorp, Inc.	402,633
61,661	First Niagara Financial Group, Inc.	570,364
22,790	FirstMerit Corporation	409,308
33,150	FNB Corporation	416,364
53,408	Fortress Investment Group LLC	309,766
38,425	Fulton Financial Corporation	467,248
51,993	Genworth Financial, Inc.*	269,324
11,042	Greenhill & Company, Inc.	387,685

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
16,678	Hancock Holding Company	$468,318
8,466	Hartford Financial Services Group, Inc.	389,013
28,471	Heritage Insurance Holdings, Inc.*	500,236
7,973	IBERABANK Corporation	485,556
11,175	Independent Bank Group, Inc.	473,708
8,088	Infinity Property & Casualty Corporation	625,041
14,219	International Bancshares Corporation	364,717
6,328	JPMorgan Chase & Company	405,625
27,877	KeyCorp	383,030
9,004	Legg Mason, Inc.	399,147
6,174	Lincoln National Corporation	313,577
43,340	Maiden Holdings Ltd	621,062
825	Markel Corporation*	679,594
43,121	MBIA, Inc.*	302,709
9,585	Morgan Stanley	330,203
31,895	National Bank Holdings Corporation	643,322
40,841	National Penn Bancshares, Inc.	490,705
2,277	National Western Life Insurance Company	517,835
8,010	Navigators Group, Inc.*	609,161
19,498	NBT Bancorp, Inc.	504,998
14,075	Nelnet, Inc.	529,924
32,782	New York Community Bancorp, Inc.	578,930
56,073	Northwest Bancshares, Inc.	719,977
45,712	Ocwen Financial Corporation*	340,097
32,445	Old Republic International Corporation	509,711
45,323	Oritani Financial Corporation	683,471
8,846	PacWest Bancorp	377,193
5,574	PartnerRe Ltd	771,497
40,411	People’s United Financial, Inc.	626,371
8,820	Piper Jaffray Companies*	369,205
7,823	Principal Financial Group, Inc.	393,888
8,383	Prosperity Bancshares, Inc.	433,150
26,587	Provident Financial Services, Inc.	503,558
7,093	Raymond James Financial, Inc.	375,858
5,236	Reinsurance Group of America, Inc.	475,848
17,676	Selective Insurance Group, Inc.	535,936

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Financials (Continued)
41,214	Sterling Bancorp	$578,232
19,741	Symetra Financial Corporation	621,249
7,034	The Hanover Insurance Group, Inc.	554,983
35,690	Third Point Reinsurance Ltd*	499,303
83,060	TrustCo Bank Corporation NY	491,715
18,840	Trustmark Corporation	433,885
8,245	UMB Financial Corporation	413,322
24,957	Umpqua Holdings Corporation	417,031
21,516	Union Bankshares Corporation	507,778
51,860	United Financial Bancorp, Inc.	650,843
17,495	United Fire Group, Inc.	580,834
12,962	Unum Group	434,746
57,665	Valley National Bancorp	545,511
7,882	Waddell & Reed Financial, Inc.	307,950
9,592	World Acceptance Corporation*	360,467
12,763	Zions Bancorp	370,127
		51,766,188
	Health Care – 13.6%
20,271	Aceto Corporation	454,273
5,804	Aetna, Inc.	664,674
39,059	Affymetrix, Inc.*	364,421
17,303	Air Methods Corporation*	647,997
7,786	Align Technology, Inc.*	440,688
42,263	Allscripts Healthcare Solutions, Inc.*	581,962
4,102	Amgen, Inc.	622,602
15,099	AMN Healthcare Services, Inc.*	507,326
8,836	Amsurg Corporation*	692,919
11,596	Analogic Corporation	934,406
12,402	Anika Therapeutics, Inc.*	439,155
4,688	Anthem, Inc.	661,242
2,718	Atrion Corporation	1,051,866
28,107	Baxter International, Inc.	1,080,714
6,261	Bio-Rad Laboratories, Inc.*	872,345
24,592	Bruker Corporation*	452,001
9,192	Cardinal Health, Inc.	756,226
6,345	Chemed Corporation	865,141

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
13,505	Computer Programs & Systems, Inc.	$621,500
11,729	CONMED Corporation	622,341
18,677	Corvel Corporation*	560,870
12,530	Cyberonics, Inc.*	818,710
16,000	Cynosure, Inc. – Class A*	506,240
12,203	DaVita Healthcare Partners, Inc.*	923,035
14,504	DENTSPLY International, Inc.	760,155
11,698	Depomed, Inc.*	315,027
19,506	Emergent BioSolutions, Inc.*	649,355
15,159	Enanta Pharmaceuticals, Inc.*	591,807
10,486	Express Scripts Holding Company*	876,630
7,519	Gilead Sciences, Inc.	790,021
58,361	Globus Medical, Inc.*	1,425,176
12,425	Greatbatch, Inc.*	705,989
27,119	Haemonetics Corporation*	979,267
29,537	Hanger, Inc.*	529,598
9,406	Health Net, Inc.*	602,548
10,721	HealthSouth Corporation	457,787
5,463	Henry Schein, Inc.*	747,393
10,506	Hill-Rom Holdings, Inc.	555,137
49,825	HMS Holdings Corporation*	520,671
4,023	Humana, Inc.	735,364
12,237	Integra LifeSciences Holdings Corporation*	733,975
27,678	Invacare Corporation	486,856
10,260	IPC Healthcare, Inc.*	814,644
10,733	Johnson & Johnson	1,008,687
5,302	Lannet Company, Inc.*	254,231
19,270	LHC Group, Inc.*	834,391
8,011	LifePoint Health, Inc.*	625,900
38,191	Luminex Corporation*	695,840
10,814	Magellan Health, Inc.*	605,584
3,757	McKesson Corporation	742,308
30,979	MedAssets, Inc.*	654,277
18,066	Merck & Company, Inc.	972,854
36,817	Meridian Bioscience, Inc.	704,309
28,508	Merit Medical Systems, Inc.*	648,557

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care (Continued)
19,329	Myriad Genetics, Inc.*	$725,997
6,005	NewLink Genetics Corporation*	269,685
16,039	Omnicell, Inc.*	545,005
56,456	OPKO Health, Inc.*	610,854
23,629	Owens & Minor, Inc.	803,150
19,380	Patterson Companies, Inc.	888,185
27,868	Pfizer, Inc.	897,907
16,507	PharMerica Corporation*	540,109
9,435	Prestige Brands Holdings, Inc.*	438,916
15,378	Providence Service Corporation*	689,396
25,779	QIAGEN NV*	675,925
57,996	Quality Systems, Inc.	788,166
13,250	Quest Diagnostics, Inc.	898,350
15,000	ResMed, Inc.	779,100
37,349	Sagent Pharmaceuticals, Inc.*	746,233
38,351	Select Medical Holdings Corporation	494,728
8,361	St Jude Medical, Inc.	592,042
12,116	STERIS Corporation	776,030
52,034	Supernus Pharmaceuticals, Inc.*	944,417
36,257	Surgical Care Affiliates, Inc.*	1,325,193
43,168	Triple-S Management Corporation*	908,255
64,636	Universal American Corporation*	462,147
4,117	Universal Health Services, Inc.	564,605
11,460	U.S. Physical Therapy, Inc.	526,587
6,404	WellCare Health Plans, Inc.*	580,651
		54,638,625
	Industrials – 10.2%
73,437	ACCO Brands Corporation*	558,121
23,385	Actuant Corporation	501,374
15,284	ADT Corporation	501,009
21,760	Aegion Corporation*	400,384
20,866	Aircastle Ltd	433,595
11,195	Alamo Group, Inc.	576,430
13,367	Altra Industrial Motion Corporation	334,309
7,122	American Airlines Group, Inc.	277,616
6,237	American Railcar Industries, Inc.	258,586

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
14,781	Applied Industrial Technologies, Inc.	$625,827
10,695	ArcBest Corporation	308,872
11,713	Argan, Inc.	458,564
12,693	Atlas Air Worldwide Holdings, Inc.*	524,348
1	Babcock & Wilcox Enterprises, Inc.*	9
28,749	Brady Corporation	631,328
18,846	Brink’s Company	540,126
8,829	CIRCOR International, Inc.	399,424
15,828	Clean Harbors, Inc.*	777,471
18,182	Comfort Systems USA, Inc.	504,005
12,646	Con-way, Inc.	445,139
7,772	Crane Company	408,341
22,391	Cubic Corporation	943,109
3,492	Cummins, Inc.	425,151
7,462	Deluxe Corporation	432,871
7,429	Dover Corporation	460,227
9,536	DXP Enterprises, Inc.*	283,696
11,656	EMCOR Group, Inc.	537,225
11,612	Emerson Electric Company	554,125
6,511	EnerSys	348,143
18,480	Essendant, Inc.	637,560
28,244	Federal Signal Corporation	399,653
8,815	Fluor Corporation	402,140
16,706	FTI Consulting, Inc.*	665,901
4,492	Greenbrier Companies, Inc.	187,316
27,324	Griffon Corporation	454,671
17,767	H&E Equipment Services, Inc.	367,955
27,637	Harsco Corporation	319,484
23,479	Hillenbrand, Inc.	632,994
4,170	Huntington Ingalls Industries, Inc.	469,459
6,463	Hyster-Yale Materials Handling, Inc.	392,692
10,295	Icahn Enterprises LP	754,418
12,188	ITT Corporation	455,953
12,201	Jacobs Engineering Group, Inc.*	493,042
16,533	Kaman Corporation	641,976
33,077	Kelly Services, Inc.	477,963

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
45,523	Kimball International, Inc.	$497,566
7,557	Kirby Corp.*	532,995
11,858	Korn/Ferry International	404,002
7,718	Lincoln Electric Holdings, Inc.	452,661
13,893	Lydall, Inc.*	377,334
4,545	ManpowerGroup, Inc.	394,960
40,135	Marten Transport Ltd	742,899
17,618	MasTec, Inc.*	291,754
24,431	McGrath RentCorp	626,655
41,560	MRC Global, Inc.*	539,864
24,504	MYR Group, Inc.*	703,020
38,425	Navigant Consulting, Inc.*	606,731
7,040	Norfolk Southern Corporation	548,486
12,695	Orbital ATK, Inc.	961,138
9,460	Oshkosh Corporation	397,793
3,906	Parker-Hannifin Corporation	420,520
34,342	Pitney Bowes, Inc.	680,315
19,765	Primoris Services Corporation	363,083
35,516	Quad/Graphics, Inc.	512,851
15,482	Quanta Services, Inc.*	375,284
51,253	Resources Connection, Inc.	804,160
30,607	RR Donnelley & Sons Company	480,530
26,689	SkyWest, Inc.	424,355
14,238	Southwest Airlines Company	522,535
10,509	Spirit AeroSystems Holdings, Inc.*	537,115
25,998	Steelcase, Inc.	458,345
12,151	Terex Corporation	283,483
18,248	TrueBlue, Inc.*	437,952
15,188	Tutor Perini Corporation*	268,828
5,888	UniFirst Corporation	638,318
8,168	United Continental Holdings, Inc.*	465,331
3,011	United Rentals, Inc.*	208,753
8,390	Universal Forest Products, Inc.	503,903
7,340	Valmont Industries, Inc.	780,169
26,491	Wabash National Corporation*	323,985
33,040	Werner Enterprises, Inc.	875,230

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
6,096	WESCO International, Inc.*	$341,193
3,487	WW Grainger, Inc.	779,135
		40,765,833
	Information Technology – 18.7%
9,661	Accenture PLC	910,742
42,140	Acxiom Corporation*	883,254
60,268	ADTRAN, Inc.	965,493
22,676	Amdocs Ltd	1,297,294
116,316	Amkor Technology, Inc.*	628,106
8,272	Apple, Inc.	932,751
41,707	Applied Materials, Inc.	670,857
23,728	ARRIS Group, Inc.*	626,894
11,020	Arrow Electronics, Inc.*	616,238
16,767	Avnet, Inc.	710,921
69,996	AVX Corporation	914,148
37,430	Benchmark Electronics, Inc.*	799,879
70,095	Brocade Communications Systems, Inc.	746,512
69,704	Brooks Automation, Inc.	723,528
24,005	Cabot Microelectronics Corporation*	1,041,337
12,138	CACI International, Inc.*	951,862
15,946	Canadian Solar, Inc.*	298,509
25,701	Cardtronics, Inc.*	886,684
24,212	Cirrus Logic, Inc.*	730,234
32,404	Cisco Systems, Inc.	838,616
12,942	Coherent, Inc.*	754,519
15,962	Computer Sciences Corporation	989,484
40,035	Convergys Corporation	904,791
42,231	Corning, Inc.	726,796
24,641	Cree, Inc.*	670,728
40,779	CSG Systems International, Inc.	1,260,479
24,947	Diebold, Inc.	776,351
28,857	Diodes, Inc.*	568,194
162,947	Earthlink Holdings Corporation	1,367,125
19,887	EchoStar Corporation*	886,960
124,556	Epiq Systems, Inc.	1,584,352
11,967	ePlus, Inc.*	906,141

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
39,456	Fabrinet*	$784,385
34,871	Fairchild Semiconductor International, Inc.*	474,246
64,449	Flextronics International Ltd*	677,359
32,077	FLIR Systems, Inc.	918,365
10,385	Harris Corporation	797,776
30,561	Hewlett-Packard Company	857,542
39,501	Hollysys Automation Technologies Ltd	693,243
60,259	II-VI, Inc.*	1,017,775
32,218	Ingram Micro, Inc.	871,819
26,578	Insight Enterprises, Inc.*	672,689
15,097	InterDigital, Inc.	746,849
31,485	Itron, Inc.*	944,550
62,557	Ixia*	967,757
34,830	Jabil Circuit, Inc.	673,960
29,719	Juniper Networks, Inc.	764,075
40,431	Keysight Technologies, Inc.*	1,295,409
74,326	King Digital Entertainment PLC	990,766
73,554	Kulicke and Soffa Industries, Inc.*	776,730
27,610	Leidos Holdings, Inc.	1,161,829
25,851	Lexmark International, Inc.	775,013
20,719	Linear Technology Corporation	834,561
34,296	ManTech International Corporation	939,367
70,914	Marvell Technology Group Ltd	799,201
30,711	Maxim Integrated Products, Inc.	1,034,039
20,041	Methode Electronics, Inc.	532,489
25,385	Micron Technology, Inc.*	416,568
25,148	MKS Instruments, Inc.	847,488
30,453	National Instruments Corporation	889,532
28,575	Netgear, Inc.*	868,108
49,545	NeuStar, Inc.*	1,384,783
43,465	Newport Corporation*	665,014
34,399	NVIDIA Corporation	773,290
39,281	OmniVision Technologies, Inc.*	938,816
11,481	OSI Systems, Inc.*	838,572
45,727	Perficient, Inc.*	757,239
94,583	Photronics, Inc.*	861,651

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
14,213	Plantronics, Inc.	$755,563
18,631	Plexus Corporation*	709,282
66,155	Polycom, Inc.*	711,828
14,865	QUALCOMM, Inc.	841,062
25,267	Rackspace Hosting, Inc.*	768,369
52,102	RetailMeNot, Inc.*	468,918
12,899	Rogers Corporation*	717,958
25,973	Sanmina Corporation*	499,721
19,149	ScanSource, Inc.*	731,492
18,846	Science Applications International Corporation	919,119
12,233	Seagate Technology PLC	628,776
43,735	Sykes Enterprises, Inc.*	1,099,935
43,832	Symantec Corporation	898,118
9,490	SYNNEX Corporation	751,513
41,314	TeleTech Holdings, Inc.	1,117,544
24,430	Teradata Corporation*	714,089
33,642	Teradyne, Inc.	606,902
15,155	Texas Instruments, Inc.	725,015
70,045	TTM Technologies , Inc.*	477,707
54,343	Vishay Intertechnology, Inc.	536,909
8,061	Western Digital Corporation	660,680
54,843	Western Union Company	1,011,305
19,655	Xilinx, Inc.	823,348
		74,987,787
	Materials – 3.1%
8,330	Avery Dennison Corporation	483,806
9,536	Axiall Corporation	240,879
8,842	Cabot Corporation	299,478
21,222	Commercial Metals Company	333,185
42,632	CVR Partners LP	474,920
9,410	Domtar Corporation	378,376
21,777	Freeport-McMoRan, Inc.	231,707
45,883	FutureFuel Corporation	462,501
13,954	Greif, Inc.	408,573
8,046	Innospec, Inc.	395,059
8,552	International Paper Company	368,933

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Materials (Continued)
41,714	Intrepid Potash, Inc.*	$329,958
32,416	Kronos Worldwide, Inc.	240,203
2,620	LyondellBasell Industries NV	223,696
32,850	Mercer International, Inc.*	376,132
24,310	Myers Industries, Inc.	346,661
47,206	Newmont Mining Corporation	805,806
9,855	Nucor Corp.	426,623
18,231	Olin Corporation	363,891
20,482	Orion Engineered Carbons SA	335,905
107,335	Rayonier Advanced Materials, Inc.	732,025
5,830	Reliance Steel & Aluminum Company	338,840
48,296	Resolute Forest Products, Inc.*	487,307
13,533	Sonoco Products Company	532,118
16,285	Steel Dynamics, Inc.	317,232
10,220	Stepan Company	460,207
36,532	Stillwater Mining Company*	348,881
4,599	Terra Nitrogen Company LP	521,756
20,577	United States Steel Corporation	337,051
3,774	Westlake Chemical Corporation	208,438
16,499	Worthington Industries, Inc.	422,209
		12,232,356
	Telecommunication Services – 2.3%
16,451	AT&T, Inc.	546,173
75,829	CenturyLink, Inc.	2,050,416
44,764	General Communication, Inc.*	754,273
24,402	Inteliquent, Inc.	447,045
14,396	Shenandoah Telecommunications Company	556,981
122,975	Sprint Corporation*	622,254
30,900	Telephone & Data Systems, Inc.	878,796
13,025	T-Mobile US, Inc.*	515,920
27,643	United States Cellular Corporation*	1,020,580
134,072	Vonage Holdings Corporation*	744,100
168,686	Windstream Holdings, Inc.	1,212,852
		9,349,390

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Utilities – 2.8%
8,002	AGL Resources, Inc.	$488,042
10,813	Ameren Corporation	435,656
29,491	AmeriGas Partners LP	1,322,376
7,610	Black Hills Corporation	302,726
20,672	CenterPoint Energy, Inc.	384,913
11,267	Consolidated Edison, Inc.	708,807
8,679	Entergy Corporation	566,999
18,875	Exelon Corporation	580,595
18,209	MDU Resources Group, Inc.	326,123
6,499	National Fuel Gas Company	350,686
21,459	NiSource, Inc.	360,297
17,759	NRG Energy, Inc.	353,759
12,350	OGE Energy Corporation	346,294
6,859	Pinnacle West Capital Corporation	408,316
9,843	Public Service Enterprise Group, Inc.	396,181
32,084	SJW Corporation	922,094
6,805	Southwest Gas Corporation	374,888
42,228	Suburban Propane Partners LP	1,579,327
27,110	The AES Corporation	325,320
9,692	UGI Corporation	330,303
8,500	Vectren Corporation	341,955
		11,205,657
	TOTAL COMMON STOCKS
	(Cost $387,274,144)	375,112,995

EXCHANGE TRADED FUNDS – 1.3%

	Financials – 1.3%
25,645	SPDR S&P 500 ETF Trust	5,069,247
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $5,388,469)	5,069,247

REAL ESTATE INVESTMENT TRUSTS – 4.9%

	Financials – 4.9%
44,381	Altisource Residential Corporation	677,698
44,852	American Capital Agency Corporation	858,019
59,713	American Capital Mortgage Investment Corporation	911,818
110,623	Annaly Capital Management, Inc.	1,112,867

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

REAL ESTATE INVESTMENT TRUSTS (Continued)

	Financials (Continued)
47,588	Apollo Commercial Real Estate Finance, Inc.	$779,016
33,346	ARMOUR Residential REIT, Inc.	712,604
48,361	Ashford Hospitality Trust, Inc.	374,314
37,978	Brandywine Realty Trust	460,293
79,700	Capstead Mortgage Corporation	830,474
56,990	Chimera Investment Corporation	798,430
119,899	CYS Investments, Inc.	936,411
22,652	Equity Commonwealth*	581,930
56,179	Franklin Street Properties Corporation	584,823
39,560	Government Properties Income Trust	626,630
58,058	Hatteras Financial Corporation	942,281
45,705	Invesco Mortgage Capital, Inc.	621,588
113,281	Investors Real Estate Trust	757,850
55,971	Lexington Realty Trust	451,686
30,954	Mack-Cali Realty Corporation	579,769
107,678	MFA Financial, Inc.	765,591
46,276	New Residential Investment Corporation	655,268
50,662	PennyMac Mortgage Investment Trust	763,476
84,323	Two Harbors Investment Corporation	797,696
68,157	United Development Funding IV	1,191,384
171,304	VEREIT, Inc.	1,394,415
43,273	Western Asset Mortgage Capital Corporation	553,029
		19,719,360
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $21,578,922)	19,719,360

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
451,945	Short Term Investment Trust
	Liquid Assets Portfolio, 0.13% (a)	$451,945
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $451,945)	451,945
	TOTAL INVESTMENTS – 99.9%
	(Cost $414,693,480)	400,353,547
	Other Assets in Excess of Liabilities – 0.1%	433,014
	NET ASSETS – 100.0%	$400,786,561

(a)	Annualized seven-day yield as of August 31, 2015.
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015

Principal
Amount	Security Description	Value

ASSET BACKED SECURITIES – 0.1%

	Consumer Discretionary – 0.1%
$356,808	Delta Airlines 2007-1 Class A Pass Through Trust
	02/10/2024, 6.821%	$409,883
	TOTAL ASSET BACKED SECURITIES
	(Cost $415,145)	409,883

CORPORATE BONDS – 22.9%

	Consumer Discretionary – 3.7%
195,000	Best Buy Company, Inc.
	03/15/2021, 5.500%	208,163
480,000	BorgWarner, Inc.
	03/15/2025, 3.375%	469,976
510,000	Coach, Inc.
	04/01/2025, 4.250%	478,478
1,064,000	DISH DBS Corporation
	06/01/2021, 6.750%	1,070,809
445,000	DR Horton, Inc.
	02/15/2020, 4.000%	449,450
370,000	Expedia, Inc.
	08/15/2024, 4.500%	369,993
165,000	Gap, Inc.
	04/12/2021, 5.950%	182,915
235,000	GLP Capital LP / GLP Financing II, Inc.
	11/01/2023, 5.375%	244,988
585,000	Home Depot, Inc.
	02/15/2024, 3.750%	610,014
390,000	Kohl’s Corporation
	11/01/2021, 4.000%	402,414
830,000	L Brands, Inc.
	04/01/2021, 6.625%	937,900
486,000	Lowe’s Companies, Inc.
	09/15/2023, 3.875%	508,539
525,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	505,838
608,000	McDonald’s Corporation
	06/10/2024, 3.250%	602,935

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Consumer Discretionary (Continued)
$667,000	MGM Resorts International
	12/15/2021, 6.625%	$712,022
1,110,000	Netflix, Inc.
	02/15/2022, 5.500%	1,143,300
385,000	Nordstrom, Inc.
	10/15/2021, 4.000%	409,154
170,000	O’Reilly Automotive, Inc.
	01/14/2021, 4.875%	186,728
636,000	Priceline Group, Inc.
	03/15/2025, 3.650%	615,703
625,000	Scripps Networks Interactive, Inc.
	11/15/2024, 3.900%	622,208
425,000	Staples, Inc.
	01/12/2023, 4.375%	423,474
400,000	Starbucks Corporation
	10/01/2023, 3.850%	421,211
830,000	The ADT Corporation
	07/15/2022, 3.500%	747,249
414,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	412,847
572,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	546,722
740,000	Time, Inc.
	04/15/2022, 5.750%	708,550
822,000	United Rentals North America, Inc.
	07/15/2023, 4.625%	811,725
765,000	US Airways Group, Inc.
	06/01/2018, 6.125%	794,644
150,000	Viacom, Inc.
	09/01/2023, 4.250%	142,971
		15,740,920
	Consumer Staples – 1.0%
640,000	Altria Group, Inc.
	01/31/2024, 4.000%	651,840

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Consumer Staples (Continued)
$43,000	Archer-Daniels-Midland Company
	03/01/2021, 4.479%	$47,189
655,000	Colgate-Palmolive Company
	02/01/2023, 1.950%	624,837
100,000	Costco Wholesale Corporation
	12/15/2019, 1.700%	98,767
900,000	CVS Health Corporation
	08/12/2024, 3.375%	883,929
100,000	Mead Johnson Nutrition Company
	11/01/2019, 4.900%	109,008
335,000	Philip Morris International, Inc.
	11/15/2023, 3.600%	340,726
539,000	Procter & Gamble Company
	08/15/2023, 3.100%	549,227
578,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	557,016
455,000	WhiteWave Foods Company
	10/01/2022, 5.375%	471,493
		4,334,032
	Energy – 3.3%
385,000	Baker Hughes, Inc.
	08/15/2021, 3.200%	384,615
420,000	Buckeye Partners LP
	07/01/2023, 4.150%	388,706
600,000	Chevron Corporation
	06/24/2023, 3.191%	601,420
460,000	ConocoPhillips Company
	12/15/2022, 2.400%	427,719
255,000	Continental Resources, Inc.
	04/15/2023, 4.500%	230,101
645,000	Crestwood Midstream Partners LP / Crestwood
	Midstream Finance Corporation
	03/01/2022, 6.125%	590,175
750,000	DCP Midstream Operating LP
	03/15/2023, 3.875%	615,611

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Energy (Continued)
$739,000	Devon Energy Corporation
	05/15/2022, 3.250%	$714,390
240,000	EOG Resources, Inc.
	04/01/2020, 2.450%	240,196
785,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	738,882
358,000	Halliburton Company
	08/01/2023, 3.500%	358,349
401,000	Magellan Midstream Partners LP
	02/01/2021, 4.250%	414,428
310,000	Marathon Oil Corporation
	11/01/2022, 2.800%	281,069
550,000	Marathon Petroleum Corporation
	03/01/2021, 5.125%	599,462
440,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corporation
	07/15/2023, 4.500%	409,200
475,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	431,882
428,000	Noble Energy, Inc.
	06/01/2024, 5.875%	443,049
468,000	Occidental Petroleum Corporation
	02/15/2023, 2.700%	444,946
1,032,000	Phillips 66
	04/01/2022, 4.300%	1,079,348
105,000	Pioneer Natural Resources Company
	07/15/2022, 3.950%	102,969
205,000	Pride International, Inc.
	08/15/2020, 6.875%	215,664
668,000	Schlumberger Investment SA
	12/01/2023, 3.650%	682,649
855,000	SM Energy Company
	01/15/2024, 5.000%	735,300
430,000	Southwestern Energy Company
	03/15/2022, 4.100%	391,238

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Energy (Continued)
$894,000	Suburban Propane Partners LP / Suburban
	Energy Finance Corporation
	06/01/2024, 5.500%	$851,535
580,000	Valero Energy Corporation
	02/01/2020, 6.125%	653,234
1,345,000	Whiting Petroleum Corporation
	03/15/2021, 5.750%	1,210,500
		14,236,637
	Financials – 3.1%
446,000	Aflac, Inc.
	11/15/2024, 3.625%	447,446
757,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	752,313
327,000	Allstate Corporation
	06/15/2023, 3.150%	325,440
598,000	American Express Company
	12/02/2022, 2.650%	574,164
517,000	Ameriprise Financial, Inc.
	10/15/2023, 4.000%	537,043
500,000	Aon PLC
	06/14/2024, 3.500%	484,814
593,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	594,673
445,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	436,215
260,000	Bank of New York Mellon Corporation
	05/15/2024, 3.400%	261,646
791,000	BlackRock, Inc.
	03/18/2024, 3.500%	804,078
100,000	Block Financial LLC
	11/01/2022, 5.500%	109,379
577,000	Boston Properties LP
	02/01/2024, 3.800%	582,015
730,000	Citigroup, Inc.
	05/15/2023, 3.500%	707,777

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Financials (Continued)
$500,000	CME Group, Inc.
	09/15/2022, 3.000%	$497,805
475,000	CNA Financial Corporation
	05/15/2024, 3.950%	472,837
215,000	Crown Castle International Corporation
	01/15/2023, 5.250%	225,750
405,000	DDR Corporation
	02/01/2025, 3.625%	381,830
255,000	ERP Operating LP
	04/15/2023, 3.000%	248,090
210,000	Fifth Third Bancorp
	01/16/2024, 4.300%	215,517
125,000	HCP, Inc.
	11/15/2023, 4.250%	125,023
255,000	Health Care REIT, Inc.
	03/15/2023, 3.750%	252,372
400,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	413,739
340,000	KeyCorp
	03/24/2021, 5.100%	375,801
350,000	Kimco Realty Corporation
	05/01/2021, 3.200%	350,379
420,000	Lazard Group LLC
	11/14/2020, 4.250%	442,415
391,000	MetLife, Inc.
	04/10/2024, 3.600%	392,826
480,000	Moodys Corporation
	02/15/2024, 4.875%	502,380
635,000	People’s United Financial, Inc.
	12/06/2022, 3.650%	627,042
508,000	PNC Bank NA
	01/30/2023, 2.950%	491,879
710,000	U.S. Bancorp
	01/30/2024, 3.700%	736,476
		13,369,164

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Health Care – 1.7%
$484,000	Aetna, Inc.
	11/15/2024, 3.500%	$474,677
660,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	664,200
380,000	AmerisourceBergen Corporation
	05/15/2024, 3.400%	375,353
430,000	Anthem, Inc.
	08/15/2024, 3.500%	416,895
400,000	Cardinal Health, Inc.
	03/15/2023, 3.200%	390,262
411,000	Celgene Corporation
	08/15/2023, 4.000%	418,695
366,000	CR Bard, Inc.
	01/15/2021, 4.400%	392,773
625,000	Danaher Corporation
	06/23/2021, 3.900%	673,084
805,000	DaVita HealthCare Partners, Inc.
	07/15/2024, 5.125%	802,989
670,000	HCA Holdings, Inc.
	02/15/2021, 6.250%	728,625
509,000	Merck & Company, Inc.
	05/18/2023, 2.800%	500,317
487,000	Pfizer, Inc.
	05/15/2024, 3.400%	488,367
465,000	UnitedHealth Group, Inc.
	02/15/2023, 2.750%	448,708
440,000	Zimmer Biomet Holdings, Inc.
	11/30/2019, 4.625%	479,117
		7,254,062
	Industrials – 4.4%
400,000	3M Company
	06/26/2022, 2.000%	386,809
480,000	AECOM Global II LLC / URS Fox U.S. LP
	04/01/2022, 5.000%	447,600

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Industrials (Continued)
$735,000	Ball Corporation
	03/15/2022, 5.000%	$749,700
438,000	Brixmor Operating Partnership LP
	02/01/2025, 3.850%	418,966
886,000	Burlington Northern Santa Fe LLC
	04/01/2024, 3.750%	904,590
280,000	Crown Americas LLC / Cown Americas
	Capital Corporation IV
	01/15/2023, 4.500%	275,450
535,000	CSX Corporation
	11/01/2023, 3.700%	547,015
615,000	Cummins, Inc.
	10/01/2023, 3.650%	637,733
510,000	Delphi Corporation
	03/15/2024, 4.150%	520,357
470,000	Emerson Electric Company
	02/15/2023, 2.625%	461,676
805,000	Equifax, Inc.
	12/15/2022, 3.300%	804,391
337,000	Fluor Corporation
	09/15/2021, 3.375%	348,148
500,000	General Dynamics Corporation
	11/15/2022, 2.250%	474,223
570,000	Griffon Corporation
	03/01/2022, 5.250%	547,913
500,000	Honeywell International, Inc.
	03/01/2021, 4.250%	553,957
610,000	IHS, Inc.
	11/01/2022, 5.000%	619,150
425,000	Johnson Controls, Inc.
	07/02/2024, 3.625%	410,665
2,105,000	KLX, Inc.
	12/01/2022, 5.875%	2,073,424
185,000	Lockheed Martin Corporation
	09/15/2021, 3.350%	189,428

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Industrials (Continued)
$465,000	Masco Corporation
	03/15/2020, 7.125%	$539,400
480,000	Norfolk Southern Corporation
	02/15/2023, 2.903%	463,320
634,000	Northrop Grumman Corporation
	08/01/2023, 3.250%	618,489
510,000	Owens-Brockway Glass Container, Inc.
	01/15/2022, 5.000%	504,263
130,000	Packaging Corporation of America
	11/01/2023, 4.500%	135,435
956,000	Pentair Finance SA
	09/15/2022, 3.150%	922,225
475,000	Precision Castparts Corporation
	01/15/2023, 2.500%	451,965
353,000	Raytheon Company
	12/15/2022, 2.500%	347,482
353,000	Roper Industries, Inc.
	11/15/2022, 3.125%	346,350
420,000	SPX Corporation
	09/01/2017, 6.875%	449,400
720,000	Union Pacific Corporation
	07/15/2022, 4.163%	766,522
588,000	United Parcel Service, Inc.
	10/01/2022, 2.450%	576,706
460,000	United Technologies Corporation
	06/01/2022, 3.100%	461,918
797,000	Xylem, Inc.
	10/01/2021, 4.875%	866,902
		18,821,572
	Information Technology – 2.3%
630,000	Analog Devices, Inc.
	06/01/2023, 2.875%	608,764
1,040,000	CDK Global, Inc.
	10/15/2024, 4.500%	1,038,582

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Information Technology (Continued)
$725,000	Cisco Systems, Inc.
	03/04/2024, 3.625%	$748,554
743,000	eBay, Inc.
	08/01/2021, 2.875%	714,597
465,000	EMC Corporation
	06/01/2023, 3.375%	452,200
500,000	Intel Corporation
	12/15/2022, 2.700%	485,569
450,000	Jabil Circuit, Inc.
	09/15/2022, 4.700%	447,188
415,000	MasterCard, Inc.
	04/01/2024, 3.375%	420,402
1,238,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	1,222,712
1,088,000	Micron Technology, Inc.
	01/15/2024, 5.250%	1,011,840
759,000	NCR Corporation
	07/15/2022, 5.000%	740,974
335,000	Omnicom Group, Inc.
	08/15/2020, 4.450%	359,186
405,000	Symantec Corporation
	09/15/2020, 4.200%	416,950
777,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	739,299
315,000	Xilinx, Inc.
	03/15/2021, 3.000%	317,780
		9,724,597
	Materials – 1.2%
787,000	Allegheny Technologies, Inc.
	08/15/2023, 6.625%	698,463
505,000	Ashland, Inc.
	08/15/2022, 4.750%	503,106
866,000	Celanese US Holdings, LLC
	11/15/2022, 4.625%	847,598

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Materials (Continued)
$406,000	EI du Pont de Nemours & Company
	02/15/2023, 2.800%	$389,223
800,000	PolyOne Corporation
	03/15/2023, 5.250%	788,000
355,000	Praxair, Inc.
	02/21/2023, 2.700%	347,323
500,000	Vulcan Materials Company
	06/15/2021, 7.500%	573,750
920,000	WR Grace & Company
	10/01/2021, 5.125%	933,800
		5,081,263
	Telecommunication Services – 0.7%
485,000	CenturyLink, Inc.
	03/15/2022, 5.800%	461,963
680,000	Frontier Communications Corporation
	07/01/2021, 9.250%	701,249
485,000	Qwest Corporation
	12/01/2021, 6.750%	527,438
592,000	Verizon Communications, Inc.
	09/15/2023, 5.150%	650,091
530,000	Windstream Corporation
	04/01/2023, 7.500%	417,380
		2,758,121
	Utilities – 1.5%
1,570,000	DPL, Inc.
	10/15/2021, 7.250%	1,626,912
425,000	Exelon Generation Company LLC
	06/15/2022, 4.250%	436,503
1,815,000	GenOn Energy, Inc.
	10/15/2018, 9.500%	1,753,743
215,000	Georgia Power Company
	12/01/2019, 4.250%	234,355
240,000	Pacific Gas & Electric Company
	10/01/2020, 3.500%	250,141

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Utilities (Continued)
$674,000	PPL Energy Supply LLC
	12/15/2021, 4.600%	$585,538
170,000	Progress Energy, Inc.
	01/15/2021, 4.400%	181,446
595,000	Public Service Electric & Gas Company
	05/15/2023, 2.375%	568,975
628,000	Southern California Edison Company
	10/01/2023, 3.500%	644,496
		6,282,109
	TOTAL CORPORATE BONDS
	(Cost $100,581,944)	97,602,477

MORTGAGE BACKED SECURITIES-
U.S. GOVERNMENT AGENCY ISSUE – 38.6%
	Federal Home Loan Banks
260,000	03/09/2018, 1.375%	261,232
225,000	04/25/2018, 1.125%	225,555
475,000	06/08/2018, 1.250%	478,189
465,000	06/08/2018, 2.750%	485,350
710,000	09/14/2018, 2.000%	726,711
1,080,000	12/14/2018, 1.750%	1,099,253
885,000	06/14/2019, 1.625%	891,314
970,000	09/13/2019, 2.000%	987,105
1,505,000	03/13/2020, 1.875%	1,515,549
1,390,000	03/13/2020, 4.125%	1,546,621
	Federal Home Loan Mortgage Corporation
355,000	06/13/2018, 4.875%	391,642
1,014,000	03/27/2019, 3.750%	1,098,794
885,000	05/30/2019, 1.750%	896,617
848,000	08/01/2019, 1.250%	845,363
1,003,000	10/02/2019, 1.250%	993,895
3,791,000	05/01/2020, 1.375%	3,751,869
14,740,000	09/15/2040, 4.000% (a)	15,637,067
14,749,000	09/15/2041, 4.500% (a)	15,962,336
9,345,000	09/15/2042, 3.000% (a)	9,368,847
15,422,000	09/15/2042, 3.500% (a)	15,966,141

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES-
U.S. GOVERNMENT AGENCY ISSUE – (Continued)
	Federal National Mortgage Association
$450,000	05/21/2018, 0.875%	$447,337
665,000	09/18/2018, 1.875%	678,817
750,000	11/27/2018, 1.625%	759,652
984,000	02/19/2019, 1.875%	1,002,250
1,174,000	06/20/2019, 1.750%	1,188,228
823,000	09/12/2019, 1.750%	832,214
1,241,000	10/09/2019, 0.000% (b)	1,143,101
1,372,000	11/26/2019, 1.750%	1,384,908
1,159,000	01/21/2020, 1.625%	1,163,262
2,270,000	06/22/2020, 1.500%	2,252,723
9,710,000	09/01/2040, 4.000% (a)	10,322,565
13,345,000	09/15/2041, 3.500% (a)	13,843,456
18,180,000	09/15/2041, 4.500% (a)	19,705,415
	Financing Corporation FICO
640,000	05/11/2018, 0.000% (b)	618,227
	Government National Mortgage Association
9,190,000	09/15/2040, 4.000% (a)	9,771,265
8,580,000	09/15/2042, 3.500% (a)	8,934,261
8,060,000	09/15/2041, 4.000% (a)	8,551,471
5,572,000	09/15/2042, 3.500% (a)	5,809,463
	Tennessee Valley Authority
230,000	04/01/2018, 4.500%	249,501
1,045,000	10/15/2018, 1.750%	1,061,914
1,656,000	02/15/2021, 3.875%	1,811,363
		164,660,843
	TOTAL MORTGAGE BACKED SECURITIES-
	U.S. GOVERNMENT AGENCY ISSUE
	(Cost $164,134,735)	164,660,843

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 37.9%

	U.S. Treasury Bonds – 14.3%
	United States Treasury Bonds
$4,664,000	11/15/2020, 2.625%	$4,889,700
3,961,000	02/15/2021, 3.625%	4,359,809
4,845,000	05/15/2021, 3.125%	5,205,599
4,314,000	08/15/2021, 2.125%	4,392,976
4,701,000	11/15/2021, 2.000%	4,741,979
3,435,000	11/15/2021, 8.000%	4,688,507
4,949,000	02/15/2022, 2.000%	4,991,146
7,072,000	05/15/2022, 1.750%	7,001,789
7,147,000	08/15/2022, 1.625%	6,998,986
8,220,000	11/15/2022, 1.625%	8,030,932
4,283,000	08/15/2023, 6.250%	5,617,617
		60,919,040
	U.S. Treasury Notes – 23.6%
	United States Treasury Notes
5,360,600	10/31/2020, 1.750%	5,392,217
5,550,000	11/30/2020, 2.000%	5,647,197
5,822,000	12/31/2020, 2.375%	6,033,123
5,690,000	01/31/2021, 2.125%	5,816,802
5,720,000	02/28/2021, 2.000%	5,806,321
5,669,000	03/31/2021, 2.250%	5,826,150
3,549,000	04/30/2021, 2.250%	3,644,241
3,951,000	05/31/2021, 2.000%	4,001,391
3,980,000	06/30/2021, 2.125%	4,055,349
4,233,000	07/31/2021, 2.250%	4,341,746
4,572,000	08/31/2021, 2.000%	4,620,815
4,204,000	09/30/2021, 2.125%	4,275,354
5,364,000	10/31/2021, 2.000%	5,413,311
4,790,000	11/30/2021, 1.875%	4,796,797
4,237,000	12/31/2021, 2.125%	4,302,432
5,141,000	01/31/2022, 1.500%	5,024,325
5,983,000	02/28/2022, 1.750%	5,933,180
7,590,000	03/31/2022, 1.750%	7,520,673

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2015 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS (Continued)

	U.S. Treasury Notes (Continued)
	United States Treasury Notes (Continued)
$8,110,000	04/30/2022, 1.750%	$8,030,903
		100,482,327
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $160,476,774)	161,401,367

Shares

SHORT-TERM INVESTMENTS – 31.4%

	Money Market Funds – 31.4%
133,806,157	Short Term Investment Trust
	Liquid Assets Portfolio, 0.13% (c)	133,806,157
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $133,806,157)	133,806,157
	TOTAL INVESTMENTS – 130.9%
	(Cost $559,414,755)	557,880,727
	Liabilities in Excess of Other Assets – (30.9%)	(131,583,847)
	NET ASSETS – 100.0%	$426,296,880

(a)	Security purchased on a when-issued basis. On August 31, 2015, the total value of investments purchased on a when-issued basis was $133,872,287 or 31.4% of total net assets.
(b)	Zero coupon bond.
(c)	Annualized seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2015

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$626,452,321	$400,353,547	$557,880,727
Cash	—	521	—

Foreign Currency*	1,883,278	—	—
Interest and Dividends Receivable	1,387,403	596,318	2,374,401
Securities Lending Income Receivable	10,055	—	—
Receivable for Fund Shares Sold	—	2,535,900	—
Total Assets	629,733,057	403,486,286	560,255,128
LIABILITIES
Payable for Investment
Securities Purchased	—	2,518,228	133,795,118
Management Fees Payable	383,543	181,497	163,130
Collateral Received for
Securities Loaned (See Note 4)	12,939,124	—	—
Total Liabilities	13,322,667	2,699,725	133,958,248
NET ASSETS	$616,410,390	$400,786,561	$426,296,880
NET ASSETS CONSIST OF:
Paid-in Capital	$736,750,452	$442,260,822	$427,636,908
Undistributed Accumulated Net
Investment Income	1,989,161	958,252	1,387,164
Accumulated Net Realized Gain (Loss)
on Investments	(51,739,356)	(28,092,580)	(1,193,164)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	(70,548,722)	(14,339,933)	(1,534,028)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(41,145)	—	—
Net Assets	$616,410,390	$400,786,561	$426,296,880
* Identified Cost:
Investments in Securities	$697,001,043	$414,693,480	$559,414,755
Foreign Currency	1,867,048	—	—
+ Includes loaned securities with a value of	$13,096,570	$—	$—
Net Asset Value
(unlimited shares authorized):
Net Assets	$616,410,390	$400,786,561	$426,296,880
Shares Outstanding (No Par Value)	29,600,000	15,800,000	8,600,000
Net Asset Value, Offering and
Redemption Price per Share	$20.82	$25.37	$49.57

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Year/Period Ended August 31, 2015

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF*
INVESTMENT INCOME
Income:
Dividends
Distribution from
underlying investments
(net of foreign withholding
tax of $2,221,308, $2,969
and $0, respectively)	$18,879,855	$8,728,749	$6,576
Less: return of capital
distributions from
underlying investments	(476,479)	(1,732,596)	—
Securities Lending Income	304,995	—	—
Interest	1,690	509	5,982,071
Total Investment Income	18,710,061	6,996,662	5,988,647
Expenses
Management Fees	5,214,393	1,694,140	1,430,972
Total Expenses	5,214,393	1,694,140	1,430,972
Net Investment Income	13,495,668	5,302,522	4,557,675

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(13,508,869)	2,133,391	(1,192,269)
Foreign Currency	(874,134)	—	—
Net Change in Unrealized
Depreciation of:
Investments in Securities	(135,422,687)	(20,472,203)	(1,534,028)
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	(33,500)	—	—
Net Realized and Unrealized
Loss on Investments	(149,839,190)	(18,338,812)	(2,726,297)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$(136,343,522)	$(13,036,290)	$1,831,378

*	Fund commenced operations on October 15, 2014. The information presented is from October 15, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	August 31, 2015	August 31, 2014*
OPERATIONS
Net Investment Income	$13,495,668	$13,040,529
Net Realized Loss on Investments
and Foreign Currency	(14,383,003)	(24,060,273)
Change in unrealized Appreciation
(Depreciation) of Investments and
Foreign Currency	(135,456,187)	64,866,320
Net Increase (Decrease) in Net Assets
Resulting from Operations	(136,343,522)	53,846,576

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(13,354,413)	(10,674,311)
Total Distributions to Shareholders	(13,354,413)	(10,674,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	132,704,250	714,780,000
Payments for Shares Redeemed	(124,744,540)	—
Transaction Fees (Note 1)	50,199	146,151
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	8,009,909	714,926,151
Net Increase (Decrease) in Net Assets	$(141,688,026)	$758,098,416

NET ASSETS
Beginning of Period	$758,098,416	$—
End of Period	$616,410,390	$758,098,416
Undistributed Accumulated Net
Investment Income	$1,989,161	$2,294,431

(a) Summary of capital share transactions is as follows:

	Year Ended	Period Ended
	August 31, 2015	August 31, 2014
	Shares	Shares
Subscriptions	5,700,000	29,500,000
Redemptions	(5,600,000)	—
Transaction Fees	—	—
Net Increase	100,000	29,500,000

*	Fund commenced operations on October 29, 2013. The information presented is from October 29, 2013 to August 31, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	August 31, 2015	August 31, 2014*
OPERATIONS
Net Investment Income	$5,302,522	$953,921
Net Realized Gain on Investments	2,133,391	815,369
Change in unrealized Appreciation
(Depreciation) of Investments	(20,472,203)	6,132,270
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,036,290)	7,901,560

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(4,668,860)	(556,795)
From Net Realized Gains	(20,094)	—
Total Distributions to Shareholders	(4,688,954)	(556,795)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	451,058,750	231,181,000
Payments for Shares Redeemed	(214,560,720)	(56,512,000)
Transaction Fees (Note 1)	10	—
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	236,498,040	174,669,000
Net Increase in Net Assets	$218,772,797	$182,013,765

NET ASSETS
Beginning of Period	$182,013,765	$—
End of Period	$400,786,561	$182,013,765
Undistributed Accumulated Net
Investment Income	$958,252	$387,535

(a) Summary of capital share transactions is as follows:
	Year Ended	Period Ended
	August 31, 2015	August 31, 2014
	Shares	Shares
Subscriptions	17,100,000	9,000,000
Redemptions	(8,100,000)	(2,200,000)
Transaction Fees	—	—
Net Increase	9,000,000	6,800,000

*	Fund commenced operations on January 21, 2014. The information presented is from January 21, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2015*
OPERATIONS
Net Investment Income	$4,557,675
Net Realized Loss on Investments	(1,192,269)
Change in unrealized Depreciation of Investments	(1,534,028)
Net Increase in Net Assets
Resulting from Operations	1,831,378

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(3,171,481)
Total Distributions to Shareholders	(3,171,481)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	427,443,020
Transaction Fees (Note 1)	193,963
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	427,636,983
Net Increase in Net Assets	$426,296,880

NET ASSETS
Beginning of Period	$—
End of Period	$426,296,880
Undistributed Accumulated Net Investment Income	$1,387,164

(a) Summary of capital share transactions is as follows:

Period Ended
August 31, 2015
Shares
Subscriptions	8,600,000
Transaction Fees	—
Net Increase	8,600,000

*	Fund commenced operations on October 15, 2014. The information presented is from October 15, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year Ended	Period Ended
	August 31, 2015	August 31, 2014(1)
Net Asset Value, Beginning of Period	$25.70	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	(4.89)	0.55
Total from Investment Operations	(4.45)	1.09

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.43)	(0.39)
Total Distributions	(0.43)	(0.39)
Net Asset Value, End of Period	$20.82	$25.70
Total Return	-17.60%	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$616,410	$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.71%	0.75	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.85%	2.59	%(4)
Portfolio Turnover Rate(5)	43%	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year Ended	Period Ended
	August 31, 2015	August 31, 2014(1)
Net Asset Value, Beginning of Period	$26.77	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	(1.43)	1.63
Total from Investment Operations	(0.97)	1.90

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.43)	(0.13)
Net Realized Gains	— (6)	—
Total Distributions	(0.43)	(0.13)
Net Asset Value, End of Period	$25.37	$26.77
Total Return	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$400,787	$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.55%	0.55	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	90%	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31, 2015(1)
Net Asset Value, Beginning of Period	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.63
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)
Total from Investment Operations	(0.04)

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.39)
Total Distributions	(0.39)
Net Asset Value, End of Period	$49.57
Total Return	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$426,297

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.45	%(4)
Net Investment Income (Loss) to Average Net Assets	1.43	%(4)
Portfolio Turnover Rate(5)	409	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fee and expenses, track the Vident International Equity Index, the Vident Core U.S. Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014 and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

Shares of the Funds are listed and traded on the NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Vident International Equity Fund charges $12,500, Vident Core U.S. Equity Fund charges $1,000 and Vident Core U.S. Bond Strategy ETF charges $750 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-in Capital. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2015:

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$594,391,308	$801,321	$105,225	$595,297,854
Exchange Traded Notes	7,191,808	—	—	7,191,808
Preferred Stocks	2,176,418	—	—	2,176,418
Real Estate
Investment Trusts	6,107,724	—	—	6,107,724
Rights	3,896	—	—	3,896
Short-Term Investments	2,735,497	—	—	2,735,497
Investments Purchased
as Securities
Lending Collateral	—	12,939,124	—	12,939,124
Total Investments
in Securities	$612,606,651	$13,740,445	$105,225	$626,452,321

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$375,112,995	$—	$—	$375,112,995
Exchange Traded Funds	5,069,247	—	—	5,069,247
Real Estate
Investment Trusts	19,719,360	—	—	19,719,360
Short-Term Investments	451,945	—	—	451,945
Total Investments
in Securities	$400,353,547	$—	$—	$400,353,547

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$409,883	$—	$409,883
Corporate Bonds	—	97,602,477	—	97,602,477
Mortgage Backed
Securities-
U.S. Government
Agency Issue	—	164,660,843	—	164,660,843
U.S. Government
Notes/Bonds	—	161,401,367	—	161,401,367
Short-Term
Investments	133,806,157	—	—	133,806,157
Total Investments
in Securities	$133,806,157	$424,074,570	$—	$557,880,727

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Vident International Equity Fund
Common Stocks
Balance as of 08/31/2014	$—
Net Realized Gain (Loss)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers Into Level 3	105,225
Transfers Out of Level 3	—
Balance as of 08/31/2015	105,225
Net Change in Unrealized Appreciation (Depreciation) on
securities held at 08/31/2015	(1,443,038)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Vident	Fair				Impact to
International	Value				valuation from
Equity	as of	Valuation	Unobservable	Input	an increase
Fund	08/31/2015	Techniques	Input	Values	to input
Common	$105,225	Market	U.S. OTC	$0.03 –	Significant changes
Stocks		Approach	Equivalent	$1.02	in the U.S. OTC
					equivalent quotes
					and other news
					events would
					result in direct
					and proportional
					changes in the fair
					value of the security

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2015, the Funds recognized no transfers to or from Levels 1 or 2.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended August 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal period ended August 31, 2015, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital.  The Funds originally estimate the expected classification of such payments.  The amounts may subsequently be reclassified upon receipt of information from the issuer.  Reclassifications of return of capital, if applicable, at August 31, 2015, are disclosed on the Statements of Operations.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended August 31, 2015, the following table shows the reclassifications made:

	Undistributed
	Accumulated	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Vident International Equity Fund	$(446,525)	$(13,367,867)	$13,814,392
Vident Core U.S. Equity Fund	(62,945)	(30,192,743)	30,255,688
Vident Core U.S. Bond Strategy ETF	970	(895)	(75)

During the fiscal year ended August 31, 2015, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/(losses) to paid-in capital.

Vident International Equity Fund	$14,231,673
Vident Core U.S. Equity Fund	$30,177,434
Vident Core U.S. Bond Strategy ETF	$—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

J.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31 2015, that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC is the Sub-Adviser for the Funds. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.68%, Vident Core U.S. Equity Fund pays the Adviser 0.55%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Advisor 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent (the “Securities Lending Agent”) and sub-custodian in connection with the Funds’ securities lending program (the “Sub-Custodian”).

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING AND REPURCHASE AGREEMENTS

Vident International Equity Fund may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 105% of the value of any loaned securities at the time of the loan, plus accrued interest except in the use of loans of foreign securities which are denominated and payable in U.S. dollars shall be an amount equal to 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of August 31, 2015, the Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. The cash collateral is invested by the Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. Non-cash collateral received was in the form of long-term United States Government Obligations with a fair value of $1,020,732.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

As of August 31, 2015, the fair value of the securities on loan and payable for collateral due to broker were as follows:

Payable for Collateral
Value of Securities	Received (excludes
on Loan	non-cash collateral)
$13,096,570	$12,939,124

The Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The fair value of the related collateral that the Fund received for repurchase agreements exceeded the fair value of the repurchase agreements at August 31, 2015. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of August 31, 2015.

The interest income earned by the Fund on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the year ended August 31, 2015, was $304,995.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2015, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Vident International Equity Fund	$361,570,529	$312,124,326
Vident Core U.S. Equity Fund	288,304,949	277,042,524
Vident Core U.S. Bond Strategy ETF	1,702,942,135	1,503,654,983

For the fiscal period ended August 31, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Vident International Equity Fund	$61,649,582	$106,553,045
Vident Core U.S. Equity Fund	444,698,625	210,906,649
Vident Core U.S. Bond Strategy ETF	227,630,891	—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $1,726,021,861 of purchases and $1,406,650,266 of sales of U.S. Government securities during the period.

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at August 31, 2015 were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$701,548,756	$415,085,956	$559,421,205
Gross tax unrealized appreciation	34,423,785	16,305,479	1,874,448
Gross tax unrealized depreciation	(109,520,220)	(31,037,888)	(3,414,926)
Net tax unrealized (depreciation)	(75,096,435)	(14,732,409)	(1,540,478)
Undistributed ordinary income	2,386,150	961,264	1,387,164
Undistributed long-term gain	—	—	—
Total distributable earnings	2,386,150	961,264	1,387,164
Other accumulated (loss)	(47,629,777)	(27,703,116)	(1,186,714)
Total accumulated loss	$(120,340,062)	$(41,474,261)	$(1,340,028)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At August 31, 2015, the following funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	$(24,264,530)
Vident Core U.S. Equity Fund	(27,651,536)
Vident Core U.S. Bond Strategy ETF	(1,186,714)

At August 31, 2015, the Funds had the following capital loss carryforwards:

	Amount	Expires
Vident International Equity Fund	$(23,324,102)	Indefinite; Short-term
Vident Core U.S. Equity Fund	(51,580)	Indefinite; Short-term
Vident Core U.S. Bond Strategy ETF	—	Indefinite

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Continued)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2015, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$13,354,413	$—
Vident Core U.S. Equity Fund	$4,681,451	$7,503
Vident Core U.S. Bond Strategy ETF	$3,171,481	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2014 was as follows:

Ordinary Income
Vident International Equity Fund	$10,674,311
Vident Core U.S. Equity Fund	$556,795

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident International Equity Fund,
  Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF and
  Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two periods in the period then ended for Vident International Equity Fund and Vident Core U.S. Equity Fund, and the related statements of operations and changes in net assets and the financial highlights for the period October 15, 2014, (commencement of operations) through August 31, 2015, for Vident Core U.S. Bond Strategy ETF.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds, as of August 31, 2015, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
October 29, 2015

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

Vident International Equity Fund

Period Ended October 29, 2013 through August 31, 2014

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	47	22.27%
0.75% to 0.999%	41	19.43%
0.50% to 0.749%	52	24.64%
0.25% to 0.499%	40	18.96%
0.00% to 0.249%	20	9.48%
-0.001% to -0.249%	7	3.32%
-0.25% to -0.499%	2	0.95%
-0.50% to -0.749%	2	0.95%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	211	100.00%

Period Ended September 01, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	14	5.56%
0.75% to 0.999%	26	10.32%
0.50% to 0.749%	51	20.24%
0.25% to 0.499%	60	23.81%
0.00% to 0.249%	27	10.71%
-0.001% to -0.249%	18	7.14%
-0.25% to -0.499%	15	5.95%
-0.50% to -0.749%	17	6.75%
-0.75% to -0.999%	12	4.76%
-1.00% or more	12	4.76%
	252	100.00%

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited) (Continued)

Vident Core U.S. Equity Fund

Period Ended January 21, 2014 through August 31, 2014

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	4	2.58%
0.25% to 0.499%	19	12.26%
0.00% to 0.249%	101	65.16%
-0.001% to -0.249%	28	18.06%
-0.25% to -0.499%	3	1.94%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	155	100.00%
Period Ended September 01, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	1	0.40%
0.25% to 0.499%	18	7.14%
0.00% to 0.249%	147	58.33%
-0.001% to -0.249%	82	32.54%
-0.25% to -0.499%	4	1.59%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	252	100.00%

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited) (Continued)

Vident Core U.S. Bond Strategy ETF

Period Ended October 15, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	43	19.46%
0.00% to 0.249%	124	56.11%
-0.001% to -0.249%	51	23.07%
-0.25% to -0.499%	3	1.36%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	221	100.00%

VIDENT FUNDS

TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of
	Position(s)	Office		Portfolios	Other
	Held	and		in Fund	Directorships
Name	with	Length		Complex	Held During
and Year	the	of Time	Principal Occupation(s)	Overseen by	Past Five
of Birth	Trust	Served	During Past Five Years	Trustee(1)	Years
Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	11	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since 2014;	Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013); Vice
President, Marco Polo
Network (financial services
firm) (2009–2011).

Independent Trustees
Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	11	None
Born: 1947		term;	Partner specializing in
		since 2012	investment management,
PricewaterhouseCoopers LLP
(1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	11	Independent
Born: 1967		term;	Investment Strategist, Next		Trustee,
		since 2012	Generation Wealth		Managed
			Management, Inc.		Portfolio Series
			(since 2005).		(28 portfolios).

Leonard M.	Lead	Indefinite	Retired; formerly Chief	11	Independent
Rush, CPA	Indepen-	term;	Financial Officer, Robert		Trustee,
Born: 1946	dent	since 2012	W. Baird & Co. Incorporated		Managed
	Trustee		(2000–2011).		Portfolio Series
(28 portfolios);
Director,
Anchor
Bancorp
Wisconsin, Inc.
(2011–2013).

(1)
The Fund Complex includes the Trust and each other registered investment company for which the Adviser serves as investment adviser. The Fund does not hold itself out as related to any other investment company for investment purposes.

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Continued)

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment Management
	Chairman	Trustee	(2011–2013); Vice President, Marco Polo Network
		since 2014;	(financial services firm) (2009–2011).
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Barolsky, Esq.	President	term;	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Vice President, USBFS (since 2014); Assistant Vice President,
Born: 1982	Compliance	term;	USBFS (2011-2014); Operations Manager,
	Officer	since 2015	USBFS (2007-2011).

Kristen M.	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011);
Weitzel, CPA		term;	Manager, PricewaterhouseCoopers LLP
Born: 1977		since 2014	(accounting firm) (2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013); Compliance
Born: 1982	Secretary	term;	Representative, Quasar Distributors, LLC (2011-2013);
		since 2015	Graduate Student, Marquette University Law School
(2007-2011).

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended August 31, 2015 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended August 31, 2015 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1 , 2015	August 31, 2015	During the Period^
Actual	$1,000	$ 879	$3.22
Hypothetical (5% annual	$1,000	$1,022	$3.47
return before expenses)

Vident Core U.S. Equity Fund
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2015	August 31, 2015	During the Period^
Actual	$1,000	$ 932	$2.68
Hypothetical (5% annual	$1,000	$1,022	$2.80
return before expenses)

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2015	August 31, 2015	During the Period^
Actual	$1,000	$ 994	$2.26
Hypothetical (5% annual	$1,000	$1,023	$2.29
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended August 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	92.55%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2015 was as follows:

Vident International Equity Fund	72.76%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.000%
Vident Core U.S. Equity Fund	0.002%
Vident Core U.S. Bond Strategy ETF	0.000%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2015.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,051,601	$.0693	97.56%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

VIDENT FUNDS

PRIVACY POLICY
(Unaudited)

Each Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey  07960

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Atlanta, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2015	FYE 8/31/2014
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2014	FYE 8/31/2014
Audit Fees	$14,500	$13,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2014	FYE 8/31/2014
Audit Fees	$15,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2015	FYE 8/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Vident Core U.S. Equity Fund
	FYE 8/31/2015	FYE 8/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2015	FYE 8/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2015	FYE 8/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2015	FYE 8/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2015	FYE 8/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/Paul R. Fearday
Paul R. Fearday, President

Date     November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President

Date     November 2, 2015

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer

Date     November 2, 2015

* Print the name and title of each signing officer under his or her signature.